UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Dynamic Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: October 1, 2018 - December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 82.2%
Industrial - 17.9%
Boeing Co.	9,421	$3,038,273
3M Co.	9,421	1,795,077
Caterpillar, Inc.	9,421	1,197,126
United Technologies Corp.	9,421	1,003,148
Total Industrial		7,033,624
Consumer, Non-cyclical - 15.2%
UnitedHealth Group, Inc.	9,421	2,346,960
Johnson & Johnson	9,421	1,215,780
Procter & Gamble Co.	9,421	865,978
Merck & Company, Inc.	9,421	719,858
Coca-Cola Co.	9,421	446,085
Pfizer, Inc.	9,421	411,227
Total Consumer, Non-cyclical		6,005,888
Financial - 14.6%
Goldman Sachs Group, Inc.	9,421	1,573,778
Visa, Inc. — Class A	9,421	1,243,007
Travelers Companies, Inc.	9,421	1,128,165
JPMorgan Chase & Co.	9,421	919,678
American Express Co.	9,421	898,009
Total Financial		5,762,637
Consumer, Cyclical - 14.0%
McDonald's Corp.	9,421	1,672,887
Home Depot, Inc.	9,421	1,618,716
Walmart, Inc.	9,421	877,566
NIKE, Inc. — Class B	9,421	698,473
Walgreens Boots Alliance, Inc.	9,421	643,737
Total Consumer, Cyclical		5,511,379
Technology - 10.0%
Apple, Inc.	9,421	1,486,069
International Business Machines Corp.	9,421	1,070,885
Microsoft Corp.	9,421	956,891
Intel Corp.	9,421	442,127
Total Technology		3,955,972
Communications - 5.0%
Walt Disney Co.	9,421	1,033,013
Verizon Communications, Inc.	9,421	529,648
Cisco Systems, Inc.	9,421	408,212
Total Communications		1,970,873
Energy - 4.2%
Chevron Corp.	9,421	1,024,911
Exxon Mobil Corp.	9,421	642,418
Total Energy		1,667,329
Basic Materials - 1.3%
DowDuPont, Inc.	9,421	503,835
Total Common Stocks
(Cost $27,129,989)		32,411,537

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.4%
Federal Home Loan Bank[1]
2.15% due 01/02/19[2]	$4,500,000	4,499,731
Total Federal Agency Discount Notes
(Cost $4,499,731)		4,499,731

U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
2.35% due 03/14/19[2,3]	1,056,000	1,051,036
2.21% due 01/08/19[2,4]	598,000	597,776
2.31% due 03/14/19[2]	600,000	597,179
Total U.S. Treasury Bills
(Cost $2,245,908)		2,245,991

REPURCHASE AGREEMENTS††,5 - 12.6%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[3]	2,926,418	2,926,418
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[3]	1,217,013	1,217,013
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[3]	811,342	811,342
Total Repurchase Agreements
(Cost $4,954,773)		4,954,773
Total Investments - 111.9%
(Cost $38,830,401)		$44,112,032
Other Assets & Liabilities, net - (11.9)%		(4,680,721)
Total Net Assets - 100.0%		$39,431,311

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	59	Mar 2019	$6,876,450	$(339,264)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	3.02%	At Maturity	01/29/19	1,339	$31,242,607	$274,170
Barclays Bank plc	Dow Jones Industrial Average Index	2.92%	At Maturity	01/31/19	369	8,611,822	69,641
						$39,854,429	$343,811

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,411,537	$—	$—	$32,411,537
Federal Agency Discount Notes	—	4,499,731	—	4,499,731
U.S. Treasury Bills	—	2,245,991	—	2,245,991
Repurchase Agreements	—	4,954,773	—	4,954,773
Equity Index Swap Agreements**	—	343,811	—	343,811
Total Assets	$32,411,537	$12,044,306	$—	$44,455,843

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$339,264	$—	$—	$339,264

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 69.3%
Federal Home Loan Bank[1]
2.15% due 01/02/19[2]	$5,000,000	$4,999,701
Farmer Mac[1]
2.15% due 01/02/19[2]	5,000,000	4,999,701
Total Federal Agency Discount Notes
(Cost $9,999,402)		9,999,402

FEDERAL AGENCY NOTES†† - 24.2%
Federal Home Loan Bank[1]
2.25% due 10/26/22[3]	1,000,000	999,911
1.63% due 01/18/19	1,000,000	999,613
2.45% due 09/13/22[3]	500,000	500,366
Freddie Mac[5]
2.25% due 11/02/22[3]	1,000,000	1,000,005
Total Federal Agency Notes
(Cost $3,499,875)		3,499,895

U.S. TREASURY BILLS†† - 23.0%
U.S. Treasury Bills
2.25% due 01/29/19[2]	3,000,000	2,994,561
2.35% due 03/14/19[2]	270,000	268,731
2.21% due 01/08/19[2,4]	63,000	62,976
Total U.S. Treasury Bills
(Cost $3,326,244)		3,326,268

REPURCHASE AGREEMENTS††,6 - 12.4%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[7]	1,055,748	1,055,748
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[7]	439,055	439,055
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[7]	292,704	292,704
Total Repurchase Agreements
(Cost $1,787,507)		1,787,507
Total Investments - 128.9%
(Cost $18,613,028)		$18,613,072
Other Assets & Liabilities, net - (28.9)%		(4,173,429)
Total Net Assets - 100.0%		$14,439,643

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	1	Mar 2019	$116,550	$6,368

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(2.67%)	At Maturity	01/31/19	37	862,643	(6,979)
BNP Paribas	Dow Jones Industrial Average Index	(2.52%)	At Maturity	01/29/19	1,205	28,099,661	(241,128)
						$28,962,304	$(248,107)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$9,999,402	$—	$9,999,402
Federal Agency Notes	—	3,499,895	—	3,499,895
U.S. Treasury Bills	—	3,326,268	—	3,326,268
Repurchase Agreements	—	1,787,507	—	1,787,507
Equity Futures Contracts**	6,368	—	—	6,368
Total Assets	$6,368	$18,613,072	$—	$18,619,440

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$248,107	$—	$248,107

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22
Federal Home Loan Bank, 2.45% due 09/13/22	2.70%	03/14/19	2.95% - 5.95%	06/14/19 - 06/14/22
Freddie Mac, 2.25% due 11/02/22	2.75%	05/03/19	3.25% - 5.50%	11/03/19 - 05/03/22

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 44.1%
Federal Home Loan Bank[1]
0.82% due 01/02/19[2]	$7,000,000	$6,999,602
2.15% due 01/02/19[2]	1,000,000	999,940
Fannie Mae[3]
2.30% due 01/02/19[2]	3,000,000	2,999,808
Total Federal Agency Discount Notes
(Cost $10,999,350)		10,999,350

FEDERAL AGENCY NOTES†† - 22.1%
Freddie Mac[3]
2.25% due 11/02/22[4]	4,500,000	4,500,023
Federal Farm Credit Bank[1]
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[5]	1,000,000	999,383
Total Federal Agency Notes
(Cost $5,499,376)		5,499,406

U.S. TREASURY BILLS†† - 16.3%
U.S. Treasury Bills
2.25% due 01/29/19[2]	4,000,000	3,992,748
2.21% due 01/08/19[2,6]	71,000	70,973
Total U.S. Treasury Bills
(Cost $4,063,708)		4,063,721

REPURCHASE AGREEMENTS††,7 - 17.8%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[8]	2,619,816	2,619,816
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[8]	1,089,506	1,089,506
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[8]	726,337	726,337
Total Repurchase Agreements
(Cost $4,435,659)		4,435,659
Total Investments - 100.3%
(Cost $24,998,093)		$24,998,136
Other Assets & Liabilities, net - (0.3)%		(65,006)
Total Net Assets - 100.0%		$24,933,130

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	36	Mar 2019	$4,568,580	$(61,239)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	(2.77%)	At Maturity	01/31/19	189	$1,196,254	$(7,873)
BNP Paribas	NASDAQ-100 Index	(2.52%)	At Maturity	01/29/19	2,126	13,459,243	(88,584)
Goldman Sachs International	NASDAQ-100 Index	(2.72%)	At Maturity	01/28/19	4,860	30,765,146	(338,498)
						$45,420,643	$(434,955)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up bond, with a 2.25% coupon rate until 05/03/19. Future rates range from 2.75% to 5.50% with future step up dates ranging from 05/03/19 to 05/03/22.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$10,999,350	$—	$10,999,350
Federal Agency Notes	—	5,499,406	—	5,499,406
U.S. Treasury Bills	—	4,063,721	—	4,063,721
Repurchase Agreements	—	4,435,659	—	4,435,659
Total Assets	$—	$24,998,136	$—	$24,998,136

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$61,239	$—	$—	$61,239
Equity Index Swap Agreements**	—	434,955	—	434,955
Total Liabilities	$61,239	$434,955	$—	$496,194

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.2%
Federal Home Loan Bank
0.82% due 01/02/19[1,2]	$4,000,000	$3,999,772
Farmer Mac
2.15% due 01/02/19[1,2]	3,000,000	2,999,821
Total Federal Agency Discount Notes
(Cost $6,999,593)		6,999,593

FEDERAL AGENCY NOTES†† - 29.0%
Federal Home Loan Bank[1]
2.45% due 09/13/22[3]	2,500,000	2,501,827
2.53% due 09/20/19[3]	2,000,000	1,999,228
2.25% due 10/26/22[3]	500,000	499,956
Federal Farm Credit Bank
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[1,4]	1,000,000	999,383
Freddie Mac
2.25% due 11/02/22[3],5	500,000	500,003
Total Federal Agency Notes
(Cost $6,499,376)		6,500,397

U.S. TREASURY BILLS†† - 19.6%
U.S. Treasury Bills
2.25% due 01/29/19[2]	4,000,000	3,992,747
2.35% due 03/14/19[2]	401,000	399,115
Total U.S. Treasury Bills
(Cost $4,391,834)		4,391,862

REPURCHASE AGREEMENTS††,6 - 25.1%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[7]	3,328,629	3,328,629
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[7]	1,384,281	1,384,281
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[7]	922,854	922,854
Total Repurchase Agreements
(Cost $5,635,764)		5,635,764
Total Investments - 104.9%
(Cost $23,526,567)		$23,527,616
Other Assets & Liabilities, net - (4.9)%		(1,102,759)
Total Net Assets - 100.0%		$22,424,857

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Mar 2019	$134,960	$(1,081)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	(2.02%)	At Maturity	01/29/19	2,529	3,410,873	(42,346)
Barclays Bank plc	Russell 2000 Index	(1.92%)	At Maturity	01/31/19	5,178	6,982,411	(86,685)
Goldman Sachs International	Russell 2000 Index	(1.97%)	At Maturity	01/28/19	25,345	34,179,215	(431,821)
						$44,572,499	$(560,852)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$6,999,593	$—	$6,999,593
Federal Agency Notes	—	6,500,397	—	6,500,397
U.S. Treasury Bills	—	4,391,862	—	4,391,862
Repurchase Agreements	—	5,635,764	—	5,635,764
Total Assets	$—	$23,527,616	$—	$23,527,616

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,081	$—	$—	$1,081
Equity Index Swap Agreements**	—	560,852	—	560,852
Total Liabilities	$1,081	$560,852	$—	$561,933

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.53% due 09/20/19	2.78%	03/21/19	3.03%	06/21/19
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22
Federal Home Loan Bank, 2.45% due 09/13/22	2.70%	03/14/19	2.95% - 5.95%	06/14/19 - 06/14/22
Freddie Mac, 2.25% due 11/02/22	2.75%	05/03/19	3.25% - 5.50%	11/03/19 - 05/03/22

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 41.1%
Federal Home Loan Bank[1]
0.82% due 01/02/19[2]	$7,000,000	$6,999,601
2.15% due 01/02/19[2]	1,000,000	999,940
Fannie Mae[3]
2.30% due 01/02/19[2]	6,000,000	5,999,617
Farmer Mac[1]
2.15% due 01/02/19[2]	4,000,000	3,999,761
Total Federal Agency Discount Notes
(Cost $17,998,919)		17,998,919

FEDERAL AGENCY NOTES†† - 34.2%
Freddie Mac[3]
2.25% due 10/26/22[4]	5,000,000	5,001,695
2.25% due 11/02/22[4]	2,500,000	2,500,013
Federal Home Loan Bank[1]
2.25% due 10/26/22[4]	4,500,000	4,499,600
Federal Farm Credit Bank[1]
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[5]	3,000,000	2,998,148
Total Federal Agency Notes
(Cost $14,997,347)		14,999,456

U.S. TREASURY BILLS†† - 23.4%
U.S. Treasury Bills
2.25% due 01/29/19[2]	10,000,000	9,981,869
2.35% due 03/14/19[2,6]	280,000	278,683
Total U.S. Treasury Bills
(Cost $10,260,519)		10,260,552

REPURCHASE AGREEMENTS††,7 - 26.7%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[6]	6,898,984	6,898,984
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[6]	2,869,090	2,869,090
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[6]	1,912,727	1,912,727
Total Repurchase Agreements
(Cost $11,680,801)		11,680,801
Total Investments - 125.4%
(Cost $54,937,586)		$54,939,728
Other Assets & Liabilities, net - (25.4)%		(11,123,166)
Total Net Assets - 100.0%		$43,816,562

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	3	Mar 2019	$376,425	$14,380

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.47%)	At Maturity	01/29/19	2,497	6,259,828	(45,274)
Barclays Bank plc	S&P 500 Index	(2.72%)	At Maturity	01/31/19	5,072	12,715,012	(91,399)
Goldman Sachs International	S&P 500 Index	(2.82%)	At Maturity	01/28/19	27,162	68,090,934	(920,024)
						$87,065,774	$(1,056,697)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[7]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$17,998,919	$—	$17,998,919
Federal Agency Notes	—	14,999,456	—	14,999,456
U.S. Treasury Bills	—	10,260,552	—	10,260,552
Repurchase Agreements	—	11,680,801	—	11,680,801
Equity Futures Contracts**	14,380	—	—	14,380
Total Assets	$14,380	$54,939,728	$—	$54,954,108

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,056,697	$—	$1,056,697

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22
Freddie Mac, 2.25% due 10/26/22	2.75%	04/27/19	3.25% - 5.75%	10/27/19 - 04/27/22
Freddie Mac, 2.25% due 11/02/22	2.75%	05/03/19	3.25% - 5.50%	11/03/19 - 05/03/22

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 74.6%
Technology - 28.8%
Microsoft Corp.	225,431	$22,897,027
Apple, Inc.	139,364	21,983,278
Intel Corp.	148,748	6,980,744
Adobe, Inc.*	15,909	3,599,252
Broadcom, Inc.	13,475	3,426,423
Texas Instruments, Inc.	31,306	2,958,417
NVIDIA Corp.	19,881	2,654,114
QUALCOMM, Inc.	39,506	2,248,286
Intuit, Inc.	8,459	1,665,154
Cognizant Technology Solutions Corp. — Class A	18,871	1,197,931
Micron Technology, Inc.*	36,967	1,172,963
Activision Blizzard, Inc.	24,869	1,158,149
Applied Materials, Inc.	32,037	1,048,891
Analog Devices, Inc.	12,065	1,035,539
Fiserv, Inc.*	12,987	954,415
Autodesk, Inc.*	7,125	916,346
NXP Semiconductor N.V.	10,713	785,049
Electronic Arts, Inc.*	9,847	777,027
Workday, Inc. — Class A*	4,857	775,566
Paychex, Inc.	11,703	762,451
Xilinx, Inc.	8,247	702,397
Lam Research Corp.	5,059	688,884
Advanced Micro Devices, Inc.*	32,572	601,279
Cerner Corp.*	10,739	563,153
NetEase, Inc. ADR	2,386	561,593
Microchip Technology, Inc.	7,708	554,359
Check Point Software Technologies Ltd.*	5,091	522,591
NetApp, Inc.	8,209	489,831
Maxim Integrated Products, Inc.	9,030	459,175
Citrix Systems, Inc.	4,392	450,004
KLA-Tencor Corp.	4,989	446,466
Synopsys, Inc.*	4,843	407,974
Cadence Design Systems, Inc.*	9,195	399,799
Skyworks Solutions, Inc.	5,786	387,778
Take-Two Interactive Software, Inc.*	3,711	382,010
Western Digital Corp.	9,433	348,738
ASML Holding N.V. — Class G	2,212	344,231
Total Technology		87,307,284
Communications - 27.2%
Amazon.com, Inc.*	14,362	21,571,293
Alphabet, Inc. — Class C*	10,345	10,713,385
Alphabet, Inc. — Class A*	9,026	9,431,809
Facebook, Inc. — Class A*	71,221	9,336,361
Cisco Systems, Inc.	146,531	6,349,188
Comcast Corp. — Class A	147,968	5,038,310
Netflix, Inc.*	14,213	3,804,251
Booking Holdings, Inc.*	1,510	2,600,854
Charter Communications, Inc. — Class A*	7,461	2,126,161
T-Mobile US, Inc.*	27,650	1,758,817
Twenty-First Century Fox, Inc. — Class A	34,448	1,657,638
Baidu, Inc. ADR*	9,150	1,451,190
Twenty-First Century Fox, Inc. — Class B	26,025	1,243,474
eBay, Inc.*	31,380	880,837
Sirius XM Holdings, Inc.[1]	144,760	826,580
JD.com, Inc. ADR*	30,108	630,160
VeriSign, Inc.*	3,940	584,263
Expedia Group, Inc.	4,438	499,941
MercadoLibre, Inc.*	1,473	431,368
Ctrip.com International Ltd. ADR*	15,869	429,415
Symantec Corp.	20,823	393,451
Liberty Global plc — Class C*	17,545	362,129
Liberty Global plc — Class A*	6,662	142,167
Total Communications		82,263,042
Consumer, Non-cyclical - 11.7%
PepsiCo, Inc.	46,527	5,140,303
Amgen, Inc.	20,768	4,042,907
PayPal Holdings, Inc.*	38,405	3,229,476
Gilead Sciences, Inc.	42,161	2,637,170
Biogen, Inc.*	6,567	1,976,142
Mondelez International, Inc. — Class A	47,383	1,896,741
Automatic Data Processing, Inc.	14,266	1,870,558
Intuitive Surgical, Inc.*	3,722	1,782,540
Kraft Heinz Co.	39,743	1,710,539
Celgene Corp.*	22,790	1,460,611
Illumina, Inc.*	4,791	1,436,965
Vertex Pharmaceuticals, Inc.*	8,330	1,380,364
Regeneron Pharmaceuticals, Inc.*	3,466	1,294,551
Monster Beverage Corp.*	18,022	887,043
Alexion Pharmaceuticals, Inc.*	7,271	707,905
Cintas Corp.	3,484	585,277
Verisk Analytics, Inc. — Class A*	5,365	585,000
Align Technology, Inc.*	2,607	545,984
IDEXX Laboratories, Inc.*	2,811	522,902
BioMarin Pharmaceutical, Inc.*	5,803	494,125
Mylan N.V.*	16,805	460,457
Incyte Corp.*	6,936	441,060
Henry Schein, Inc.*	4,969	390,166
Total Consumer, Non-cyclical		35,478,786
Consumer, Cyclical - 5.7%
Costco Wholesale Corp.	14,282	2,909,386
Starbucks Corp.	40,433	2,603,885
Walgreens Boots Alliance, Inc.	30,935	2,113,789
Tesla, Inc.*	5,598	1,863,014
Marriott International, Inc. — Class A	11,119	1,207,079
Ross Stores, Inc.	12,169	1,012,461
O'Reilly Automotive, Inc.*	2,612	899,390
United Continental Holdings, Inc.*	8,881	743,606
Dollar Tree, Inc.*	7,757	700,612
PACCAR, Inc.	11,389	650,768
Fastenal Co.	9,356	489,225
Lululemon Athletica, Inc.*	3,996	485,954
American Airlines Group, Inc.	15,011	482,003
Ulta Beauty, Inc.*	1,948	476,948
Wynn Resorts Ltd.	3,544	350,537
Hasbro, Inc.	4,123	334,994
Total Consumer, Cyclical		17,323,651
Industrial - 0.7%
CSX Corp.	27,521	1,709,880

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Industrial - 0.7% (continued)
J.B. Hunt Transport Services, Inc.	3,558	$331,036
Total Industrial		2,040,916
Utilities - 0.3%
Xcel Energy, Inc.	16,753	825,420
Financial - 0.2%
Willis Towers Watson plc	4,235	643,127
Total Common Stocks
(Cost $162,605,574)		225,882,226

	Face Amount
U.S. TREASURY BILLS†† - 15.4%
U.S. Treasury Bills
2.35% due 03/14/19[2,3]	$26,248,000	26,124,601
2.31% due 03/14/19[2,3]	10,400,000	10,351,107
2.21% due 01/08/19[3,4]	10,170,000	10,166,190
Total U.S. Treasury Bills
(Cost $46,640,079)		46,641,898

FEDERAL AGENCY NOTES†† - 5.0%
Federal Home Loan Bank[5]
2.25% due 10/26/22[6]	10,000,000	9,999,110
2.62% (3 Month USD LIBOR - 0.20%, Rate Floor: 0.00%) due 06/28/19[7]	5,000,000	5,000,417
Total Federal Agency Notes
(Cost $14,997,032)		14,999,527

FEDERAL AGENCY DISCOUNT NOTES†† - 0.7%
Federal Home Loan Bank[5]
2.15% due 01/02/19[3]	2,000,000	1,999,881
Total Federal Agency Discount Notes
(Cost $1,999,881)		1,999,881

REPURCHASE AGREEMENTS††,8 - 3.5%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[2]	6,287,483	6,287,483
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[2]	2,614,784	2,614,784
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[2]	1,743,190	1,743,190
Total Repurchase Agreements
(Cost $10,645,457)		10,645,457

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[10]	593,892	593,892
Total Securities Lending Collateral
(Cost $593,892)		593,892
Total Investments - 99.4%
(Cost $237,481,915)		$300,762,881
Other Assets & Liabilities, net - 0.6%		1,832,452
Total Net Assets - 100.0%		$302,595,333

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	475	Mar 2019	$60,279,875	$(1,103,021)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.92%	At Maturity	01/31/19	26,325	$166,636,821	$1,096,756
BNP Paribas	NASDAQ-100 Index	3.02%	At Maturity	01/29/19	22,079	139,758,133	919,850
Goldman Sachs International	NASDAQ-100 Index	3.02%	At Maturity	01/28/19	2,033	12,866,540	115,518
						$319,261,494	$2,132,124

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Security is a step up bond, with a 2.25% coupon rate until 01/27/19. Future rates range from 2.50% to 6.00% with future step up dates ranging from 01/27/19 to 07/27/22.
[7]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Repurchase Agreements — See Note 4.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR	— American Depositary Receipt
plc	— Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$225,882,226	$—	$—	$225,882,226
U.S. Treasury Bills	—	46,641,898	—	46,641,898
Federal Agency Notes	—	14,999,527	—	14,999,527
Federal Agency Discount Notes	—	1,999,881	—	1,999,881
Repurchase Agreements	—	10,645,457	—	10,645,457
Securities Lending Collateral	593,892	—	—	593,892
Equity Index Swap Agreements**	—	2,132,124	—	2,132,124
Total Assets	$226,476,118	$76,418,887	$—	$302,895,005

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,103,021	$—	$—	$1,103,021

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4%
Financial - 1.6%
Primerica, Inc.	30	$2,931
MGIC Investment Corp.*	254	2,657
First Financial Bankshares, Inc.	46	2,654
Pebblebrook Hotel Trust REIT	93	2,633
First Industrial Realty Trust, Inc. REIT	88	2,540
Blackstone Mortgage Trust, Inc. — Class A REIT	79	2,517
IBERIABANK Corp.	39	2,507
Selective Insurance Group, Inc.	41	2,499
Radian Group, Inc.	152	2,487
Healthcare Realty Trust, Inc. REIT	87	2,474
Kemper Corp.	37	2,456
Glacier Bancorp, Inc.	60	2,377
Cousins Properties, Inc. REIT	295	2,330
MB Financial, Inc.	58	2,299
EastGroup Properties, Inc. REIT	25	2,293
Essent Group Ltd.*	67	2,290
National Health Investors, Inc. REIT	29	2,191
United Bankshares, Inc.	70	2,178
Sunstone Hotel Investors, Inc. REIT	160	2,082
Hancock Whitney Corp.	60	2,079
Ryman Hospitality Properties, Inc. REIT	31	2,067
Sabra Health Care REIT, Inc.	125	2,060
Physicians Realty Trust REIT	128	2,052
Community Bank System, Inc.	35	2,040
Stifel Financial Corp.	49	2,030
Valley National Bancorp	227	2,016
RLJ Lodging Trust REIT	122	2,001
UMB Financial Corp.	32	1,951
RLI Corp.	28	1,932
Fulton Financial Corp.	121	1,873
Columbia Banking System, Inc.	51	1,851
PS Business Parks, Inc. REIT	14	1,834
Chemical Financial Corp.	50	1,830
Home BancShares, Inc.	112	1,830
Cathay General Bancorp	54	1,811
Federated Investors, Inc. — Class B	68	1,805
Rexford Industrial Realty, Inc. REIT	61	1,798
American Equity Investment Life Holding Co.	63	1,760
BancorpSouth Bank	66	1,725
Investors Bancorp, Inc.	165	1,716
CNO Financial Group, Inc.	115	1,711
STAG Industrial, Inc. REIT	67	1,667
GEO Group, Inc. REIT	84	1,655
Genworth Financial, Inc. — Class A*	354	1,650
Old National Bancorp	106	1,632
Kennedy-Wilson Holdings, Inc.	88	1,599
CVB Financial Corp.	79	1,598
First Financial Bancorp	67	1,589
Washington Federal, Inc.	59	1,576
South State Corp.	26	1,559
Americold Realty Trust REIT	61	1,558
Argo Group International Holdings Ltd.	23	1,547
Simmons First National Corp. — Class A	64	1,544
Piedmont Office Realty Trust, Inc. — Class A REIT	90	1,534
ProAssurance Corp.	37	1,501
PotlatchDeltic Corp. REIT	47	1,487
CoreCivic, Inc. REIT	83	1,480
Apollo Commercial Real Estate Finance, Inc. REIT	87	1,449
Ellie Mae, Inc.*	22	1,382
WesBanco, Inc.	37	1,358
Acadia Realty Trust REIT	57	1,354
CenterState Bank Corp.	64	1,347
International Bancshares Corp.	39	1,342
Enstar Group Ltd.*	8	1,341
Trustmark Corp.	47	1,336
Independent Bank Corp.	19	1,336
QTS Realty Trust, Inc. — Class A REIT	36	1,334
LendingTree, Inc.*	6	1,317
Tanger Factory Outlet Centers, Inc. REIT	65	1,314
Great Western Bancorp, Inc.	42	1,312
Agree Realty Corp. REIT	22	1,301
Union Bankshares Corp.	46	1,299
First BanCorp	150	1,290
Urban Edge Properties REIT	77	1,280
First Midwest Bancorp, Inc.	64	1,268
Four Corners Property Trust, Inc. REIT	48	1,258
Mack-Cali Realty Corp. REIT	64	1,254
DiamondRock Hospitality Co. REIT	138	1,253
Terreno Realty Corp. REIT	35	1,231
Banner Corp.	23	1,230
Xenia Hotels & Resorts, Inc. REIT	71	1,221
Washington Real Estate Investment Trust	53	1,219
Lexington Realty Trust REIT	148	1,215
Retail Opportunity Investments Corp. REIT	76	1,207
First Merchants Corp.	35	1,199
Bank of NT Butterfield & Son Ltd.	38	1,191
United Community Banks, Inc.	55	1,180
LTC Properties, Inc. REIT	28	1,167
Capitol Federal Financial, Inc.	91	1,162
Invesco Mortgage Capital, Inc. REIT	79	1,144
Northwest Bancshares, Inc.	67	1,135
TowneBank	46	1,102
Horace Mann Educators Corp.	29	1,086
American Assets Trust, Inc. REIT	27	1,085
Eagle Bancorp, Inc.*	22	1,072
Moelis & Co. — Class A	31	1,066

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Financial - 1.6% (continued)
Provident Financial Services, Inc.	44	$1,062
LegacyTexas Financial Group, Inc.	33	1,059
National Storage Affiliates Trust REIT	40	1,058
Axos Financial, Inc.*	42	1,058
ServisFirst Bancshares, Inc.	33	1,052
Navigators Group, Inc.	15	1,042
NBT Bancorp, Inc.	30	1,038
Hope Bancorp, Inc.	87	1,032
Renasant Corp.	34	1,026
Chesapeake Lodging Trust REIT	42	1,023
Westamerica Bancorporation	18	1,002
CareTrust REIT, Inc.	54	997
Waddell & Reed Financial, Inc. — Class A	55	994
Employers Holdings, Inc.	23	965
Colony Credit Real Estate, Inc. REIT	59	932
Heartland Financial USA, Inc.	21	923
Hilltop Holdings, Inc.	51	909
S&T Bancorp, Inc.	24	908
Alexander & Baldwin, Inc. REIT*	48	882
Blucora, Inc.*	33	879
McGrath RentCorp	17	875
National General Holdings Corp.	36	872
HFF, Inc. — Class A	26	862
Cadence BanCorp	51	856
Park National Corp.	10	849
First Commonwealth Financial Corp.	70	846
Newmark Group, Inc. — Class A	105	842
First Interstate BancSystem, Inc. — Class A	23	841
Universal Insurance Holdings, Inc.	22	834
Seacoast Banking Corporation of Florida*	32	833
United Fire Group, Inc.	15	832
Walker & Dunlop, Inc.	19	822
Safety Insurance Group, Inc.	10	818
Kite Realty Group Trust REIT	58	817
Pacific Premier Bancorp, Inc.*	32	817
Houlihan Lokey, Inc.	22	810
WSFS Financial Corp.	21	796
Kearny Financial Corp.	62	795
Ameris Bancorp	25	792
Berkshire Hills Bancorp, Inc.	29	782
PennyMac Mortgage Investment Trust REIT	42	782
Kinsale Capital Group, Inc.	14	778
Brookline Bancorp, Inc.	56	774
Ladder Capital Corp. — Class A REIT	50	773
NMI Holdings, Inc. — Class A*	43	768
First Busey Corp.	31	761
WageWorks, Inc.*	28	761
PRA Group, Inc.*	31	756
Sandy Spring Bancorp, Inc.	24	752
Artisan Partners Asset Management, Inc. — Class A	34	752
Tompkins Financial Corp.	10	750
Seritage Growth Properties REIT	23	744
OceanFirst Financial Corp.	33	743
AMERISAFE, Inc.	13	737
Southside Bancshares, Inc.	23	730
Global Net Lease, Inc. REIT	41	722
Tier REIT, Inc.	35	722
Monmouth Real Estate Investment Corp. REIT	58	719
Summit Hotel Properties, Inc. REIT	73	710
Investment Technology Group, Inc.	23	696
Independent Bank Group, Inc.	15	687
Beneficial Bancorp, Inc.	48	686
First BanCorp Puerto Rico	21	686
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	36	686
Lakeland Financial Corp.	17	683
Nelnet, Inc. — Class A	13	680
Redwood Trust, Inc. REIT	45	678
Getty Realty Corp. REIT	23	676
Easterly Government Properties, Inc. REIT	43	674
RPT Realty REIT	56	669
Stewart Information Services Corp.	16	662
Redfin Corp.*,1	46	662
Piper Jaffray Cos.	10	658
James River Group Holdings Ltd.	18	658
Aircastle Ltd.	38	655
InfraREIT, Inc.	31	652
BancFirst Corp.	13	649
Washington Prime Group, Inc. REIT	131	637
Boston Private Financial Holdings, Inc.	59	624
Industrial Logistics Properties Trust REIT[1]	32	620
New York Mortgage Trust, Inc. REIT	105	618
National Bank Holdings Corp. — Class A	20	617
BrightSphere Investment Group plc	57	609
TriCo Bancshares	18	608
Enterprise Financial Services Corp.	16	602
National Western Life Group, Inc. — Class A	2	601
ARMOUR Residential REIT, Inc.	29	594
Heritage Financial Corp.	20	594
FGL Holdings*	89	593
State Bank Financial Corp.	27	583
LendingClub Corp.*	214	563
Mr Cooper Group, Inc.*	48	560

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Financial - 1.6% (continued)
Independence Realty Trust, Inc. REIT	61	$560
Flagstar Bancorp, Inc.*	21	554
MBIA, Inc.*	62	553
Universal Health Realty Income Trust REIT	9	552
Ambac Financial Group, Inc.*	32	552
Cohen & Steers, Inc.	16	549
WisdomTree Investments, Inc.	82	545
PJT Partners, Inc. — Class A	14	543
Granite Point Mortgage Trust, Inc. REIT	30	541
City Holding Co.	8	541
Columbia Financial, Inc.*	35	535
Chatham Lodging Trust REIT	30	530
United Financial Bancorp, Inc.	36	529
Washington Trust Bancorp, Inc.	11	523
Triumph Bancorp, Inc.*	17	505
Third Point Reinsurance Ltd.*	52	501
eHealth, Inc.*	13	499
OFG Bancorp	30	494
Stock Yards Bancorp, Inc.	15	492
Central Pacific Financial Corp.	20	487
Meridian Bancorp, Inc.	34	487
Bryn Mawr Bank Corp.	14	482
Marcus & Millichap, Inc.*	14	481
Government Properties Income Trust REIT*,1	69	474
Lakeland Bancorp, Inc.	32	474
FBL Financial Group, Inc. — Class A	7	460
Select Income REIT	62	456
Franklin Street Properties Corp. REIT	73	455
TrustCo Bank Corp. NY	66	453
NorthStar Realty Europe Corp. REIT	31	451
Enova International, Inc.*	23	448
1st Source Corp.	11	444
Hersha Hospitality Trust REIT	25	438
Community Trust Bancorp, Inc.	11	436
Preferred Bank/Los Angeles CA	10	433
Hanmi Financial Corp.	22	433
Arbor Realty Trust, Inc. REIT	43	433
National Commerce Corp.*	12	432
Univest Financial Corp.	20	431
Capstead Mortgage Corp. REIT	64	427
Encore Capital Group, Inc.*	18	423
iStar, Inc. REIT	46	422
Northfield Bancorp, Inc.	31	420
German American Bancorp, Inc.	15	417
Oritani Financial Corp.	28	413
Bank of Marin Bancorp	10	412
Horizon Bancorp, Inc.	26	410
Flushing Financial Corp.	19	409
World Acceptance Corp.*	4	409
State Auto Financial Corp.	12	408
Urstadt Biddle Properties, Inc. — Class A REIT	21	404
INTL FCStone, Inc.*	11	402
RE/MAX Holdings, Inc. — Class A	13	400
Banc of California, Inc.	30	399
Camden National Corp.	11	396
Cushman & Wakefield plc*	27	391
Fidelity Southern Corp.	15	390
ConnectOne Bancorp, Inc.	21	388
Meta Financial Group, Inc.	20	388
FB Financial Corp.	11	385
Customers Bancorp, Inc.*	21	382
CBTX, Inc.	13	382
HomeStreet, Inc.*	18	382
Trupanion, Inc.*	15	382
Investors Real Estate Trust REIT	8	378
Saul Centers, Inc. REIT	8	378
Dime Community Bancshares, Inc.	22	374
Guaranty Bancorp	18	373
Great Southern Bancorp, Inc.	8	368
Preferred Apartment Communities, Inc. — Class A REIT	26	366
Federal Agricultural Mortgage Corp. — Class C	6	363
Peoples Bancorp, Inc.	12	361
CorePoint Lodging, Inc. REIT	29	355
Carolina Financial Corp.	12	355
Armada Hoffler Properties, Inc. REIT	25	351
TPG RE Finance Trust, Inc. REIT	19	347
First Community Bankshares, Inc.	11	346
Essential Properties Realty Trust, Inc. REIT	25	346
Community Healthcare Trust, Inc. REIT	12	346
First Defiance Financial Corp.	14	343
Focus Financial Partners, Inc. — Class A*	13	342
Veritex Holdings, Inc.*	16	342
Blue Hills Bancorp, Inc.	16	341
First of Long Island Corp.	17	339
Midland States Bancorp, Inc.	15	335
People's Utah Bancorp	11	332
Whitestone REIT — Class B	27	331
Peapack Gladstone Financial Corp.	13	327
Gladstone Commercial Corp. REIT	18	323
First Financial Corp.	8	321
AG Mortgage Investment Trust, Inc. REIT	20	319
Virtus Investment Partners, Inc.	4	318
Heritage Commerce Corp.	28	318
Equity Bancshares, Inc. — Class A*	9	317
Independent Bank Corp.	15	315
HomeTrust Bancshares, Inc.	12	314
Mercantile Bank Corp.	11	311
Origin Bancorp, Inc.	9	307
Bridge Bancorp, Inc.	12	306

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Financial - 1.6% (continued)
Front Yard Residential Corp. REIT	35	$306
Alexander's, Inc. REIT	1	305
Waterstone Financial, Inc.	18	302
United Community Financial Corp.	34	301
Diamond Hill Investment Group, Inc.	2	299
PennyMac Financial Services, Inc.	14	298
Atlantic Capital Bancshares, Inc.*	18	295
Greenhill & Company, Inc.	12	293
Nicolet Bankshares, Inc.*	6	293
Old Line Bancshares, Inc.	11	290
QCR Holdings, Inc.	9	289
Pennsylvania Real Estate Investment Trust	48	285
Financial Institutions, Inc.	11	283
NexPoint Residential Trust, Inc. REIT	8	280
Bancorp, Inc.*	35	279
Anworth Mortgage Asset Corp. REIT	68	275
Opus Bank	14	274
First Bancshares, Inc.	9	272
Republic Bancorp, Inc. — Class A	7	271
Live Oak Bancshares, Inc.	18	267
One Liberty Properties, Inc. REIT	11	266
RMR Group, Inc. — Class A	5	265
CorEnergy Infrastructure Trust, Inc. REIT	8	265
Citizens, Inc.*	35	263
Old Second Bancorp, Inc.	20	260
Hamilton Lane, Inc. — Class A	7	259
Allegiance Bancshares, Inc.*	8	259
First Foundation, Inc.*	20	257
Arrow Financial Corp.	8	256
HCI Group, Inc.	5	254
Cowen, Inc. — Class A*	19	253
Cambridge Bancorp	3	250
UMH Properties, Inc. REIT	21	249
CatchMark Timber Trust, Inc. — Class A REIT	35	248
Ares Commercial Real Estate Corp. REIT	19	248
Bar Harbor Bankshares	11	247
Sierra Bancorp	10	240
Franklin Financial Network, Inc.*	9	237
Orchid Island Capital, Inc. REIT	37	236
PCSB Financial Corp.	12	235
TriState Capital Holdings, Inc.*	12	234
United Insurance Holdings Corp.	14	233
Farmers & Merchants Bancorp Incorporated/Archbold OH	6	231
FRP Holdings, Inc.*	5	230
CNB Financial Corp.	10	229
Farmers National Banc Corp.	18	229
CBL & Associates Properties, Inc. REIT	119	228
Innovative Industrial Properties, Inc. REIT	5	227
Enterprise Bancorp, Inc.	7	225
First Mid-Illinois Bancshares, Inc.	7	223
Peoples Financial Services Corp.	5	220
Ashford Hospitality Trust, Inc. REIT	55	220
Merchants Bancorp	11	220
Global Indemnity Ltd.	6	217
New Senior Investment Group, Inc. REIT	52	214
Spirit MTA REIT	30	214
Access National Corp.	10	213
On Deck Capital, Inc.*	36	212
Citizens & Northern Corp.	8	211
KKR Real Estate Finance Trust, Inc. REIT	11	211
Exantas Capital Corp. REIT	21	210
West Bancorporation, Inc.	11	210
Heritage Insurance Holdings, Inc.	14	206
Green Bancorp, Inc.	12	206
Westwood Holdings Group, Inc.	6	204
B. Riley Financial, Inc.	14	199
Hingham Institution for Savings	1	198
ACNB Corp.	5	196
Cedar Realty Trust, Inc. REIT	62	195
EMC Insurance Group, Inc.	6	191
Western New England Bancorp, Inc.	19	191
Braemar Hotels & Resorts, Inc. REIT	21	188
Capital City Bank Group, Inc.	8	186
Southern National Bancorp of Virginia, Inc.	14	185
Republic First Bancorp, Inc.*	31	185
City Office REIT, Inc.	18	184
First Bancorp, Inc.	7	184
Goosehead Insurance, Inc. — Class A*	7	184
Byline Bancorp, Inc.*	11	183
Dynex Capital, Inc. REIT	32	183
National Bankshares, Inc.	5	182
Oppenheimer Holdings, Inc. — Class A	7	179
Home Bancorp, Inc.	5	177
Investors Title Co.	1	177
American National Bankshares, Inc.	6	176
RBB Bancorp	10	176
MidWestOne Financial Group, Inc.	7	174
Macatawa Bank Corp.	18	173
Greenlight Capital Re Ltd. — Class A*	20	172
Southern Missouri Bancorp, Inc.	5	169
BSB Bancorp, Inc.*	6	168

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Financial - 1.6% (continued)
Regional Management Corp.*	7	$168
Ladenburg Thalmann Financial Services, Inc.	72	168
Ready Capital Corp. REIT	12	166
Northrim BanCorp, Inc.	5	164
Baycom Corp.*	7	162
Reliant Bancorp, Inc.	7	161
Health Insurance Innovations, Inc. — Class A*	6	160
Southern First Bancshares, Inc.*	5	160
FedNat Holding Co.	8	159
HarborOne Bancorp, Inc.*	10	159
Western Asset Mortgage Capital Corp. REIT	19	158
Consolidated-Tomoka Land Co.	3	158
Altisource Portfolio Solutions S.A.*	7	157
Metropolitan Bank Holding Corp.*	5	154
Ames National Corp.	6	152
Central Valley Community Bancorp	8	151
Guaranty Bancshares, Inc.	5	149
Investar Holding Corp.	6	149
Bridgewater Bancshares, Inc.*	14	148
SmartFinancial, Inc.*	8	146
Union Bankshares, Inc.	3	143
MedEquities Realty Trust, Inc. REIT	20	137
Century Bancorp, Inc. — Class A	2	135
Bluerock Residential Growth REIT, Inc.	15	135
Summit Financial Group, Inc.	7	135
BankFinancial Corp.	9	135
Marlin Business Services Corp.	6	134
First Bank/Hamilton NJ	11	133
Great Ajax Corp. REIT	11	133
Norwood Financial Corp.	4	132
Clipper Realty, Inc. REIT	10	131
Howard Bancorp, Inc.*	9	129
Fidelity D&D Bancorp, Inc.	2	128
Pacific City Financial Corp.	8	125
Business First Bancshares, Inc.	5	121
MBT Financial Corp.	13	121
Penns Woods Bancorp, Inc.	3	121
Safeguard Scientifics, Inc.*	14	121
Bank of Commerce Holdings	11	121
Jernigan Capital, Inc. REIT	6	119
First Business Financial Services, Inc.	6	117
GAIN Capital Holdings, Inc.	19	117
Protective Insurance Corp. — Class B	7	117
Shore Bancshares, Inc.	8	116
Bankwell Financial Group, Inc.	4	115
Spirit of Texas Bancshares, Inc.*	5	114
Safety Income & Growth, Inc. REIT	6	113
Bank of Princeton	4	112
Timberland Bancorp, Inc.	5	111
Ocwen Financial Corp.*	83	111
NI Holdings, Inc.*	7	110
ESSA Bancorp, Inc.	7	109
Riverview Bancorp, Inc.	15	109
Arlington Asset Investment Corp. — Class A	15	109
Community Bankers Trust Corp.*	15	108
MVB Financial Corp.	6	108
Global Medical REIT, Inc.	12	107
C&F Financial Corp.	2	106
MutualFirst Financial, Inc.	4	106
Codorus Valley Bancorp, Inc.	5	106
Tiptree, Inc. — Class A	19	106
Ohio Valley Banc Corp.	3	106
Kingstone Companies, Inc.	6	106
MidSouth Bancorp, Inc.	10	106
Independence Holding Co.	3	106
Prudential Bancorp, Inc.	6	106
Cherry Hill Mortgage Investment Corp. REIT	6	105
BCB Bancorp, Inc.	10	105
Premier Financial Bancorp, Inc.	7	104
Territorial Bancorp, Inc.	4	104
First Northwest Bancorp	7	104
Unity Bancorp, Inc.	5	104
Pzena Investment Management, Inc. — Class A	12	104
Entegra Financial Corp.*	5	104
Gladstone Land Corp. REIT	9	103
SB One Bancorp	5	102
SI Financial Group, Inc.	8	102
1st Constitution Bancorp	5	100
Evans Bancorp, Inc.	3	98
First Community Corp.	5	97
Forestar Group, Inc.*	7	97
Hallmark Financial Services, Inc.*	9	96
Stratus Properties, Inc.*	4	96
Farmland Partners, Inc. REIT	21	95
Parke Bancorp, Inc.	5	94
Orrstown Financial Services, Inc.	5	91
LCNB Corp.	6	91
Community Financial Corp.	3	88
Civista Bancshares, Inc.	5	87
Esquire Financial Holdings, Inc.*	4	87
United Security Bancshares	9	86
Middlefield Banc Corp.	2	85
Chemung Financial Corp.	2	83
First Internet Bancorp	4	82
OP Bancorp*	9	80
First United Corp.	5	80
Silvercrest Asset Management Group, Inc. — Class A	6	79
Maiden Holdings Ltd.	48	79
Pacific Mercantile Bancorp*	11	79
Amalgamated Bank — Class A	4	78
First Financial Northwest, Inc.	5	77
PDL Community Bancorp*	6	76
Curo Group Holdings Corp.*	8	76
CB Financial Services, Inc.	3	74
Capstar Financial Holdings, Inc.	5	74

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Financial - 1.6% (continued)
Oak Valley Bancorp	4	$73
Crawford & Co. — Class B	8	72
Associated Capital Group, Inc. — Class A	2	70
County Bancorp, Inc.	4	69
Mid Penn Bancorp, Inc.	3	69
Donegal Group, Inc. — Class A	5	68
First Choice Bancorp	3	68
Level One Bancorp, Inc.	3	67
Northeast Bancorp	4	67
Provident Bancorp, Inc.*	3	65
Auburn National Bancorporation, Inc.	2	63
Luther Burbank Corp.	7	63
Greene County Bancorp, Inc.	2	62
Siebert Financial Corp.*	4	58
Sterling Bancorp, Inc.	8	56
Elevate Credit, Inc.*	12	54
Trinity Place Holdings, Inc.*	12	52
First Savings Financial Group, Inc.	1	52
Maui Land & Pineapple Company, Inc.*	5	50
Select Bancorp, Inc.*	4	50
Peoples Bancorp of North Carolina, Inc.	2	49
First Guaranty Bancshares, Inc.	2	46
BRT Apartments Corp. REIT	4	46
FS Bancorp, Inc.	1	43
Malvern Bancorp, Inc.*	2	39
GAMCO Investors, Inc. — Class A	2	34
Griffin Industrial Realty, Inc.	1	32
Transcontinental Realty Investors, Inc.*	1	28
Impac Mortgage Holdings, Inc.*	6	23
American Realty Investors, Inc.*	1	12
Total Financial		309,678
Consumer, Non-cyclical - 1.4%
Haemonetics Corp.*	36	3,602
LivaNova plc*	33	3,019
Green Dot Corp. — Class A*	34	2,704
Loxo Oncology, Inc.*	19	2,661
Insperity, Inc.	27	2,521
Helen of Troy Ltd.*	19	2,492
Wright Medical Group N.V.*,1	87	2,368
Teladoc Health, Inc.*	47	2,330
Performance Food Group Co.*	72	2,323
FibroGen, Inc.*	50	2,314
Lancaster Colony Corp.	13	2,299
HealthEquity, Inc.*	38	2,267
Brink's Co.	35	2,263
Amedisys, Inc.*	19	2,225
Darling Ingredients, Inc.*	115	2,213
Globus Medical, Inc. — Class A*	51	2,207
Horizon Pharma plc*	112	2,188
Chegg, Inc.*	76	2,160
Healthcare Services Group, Inc.	52	2,089
Merit Medical Systems, Inc.*	37	2,065
Aaron's, Inc.	49	2,060
Ligand Pharmaceuticals, Inc. — Class B*	15	2,036
Array BioPharma, Inc.*	140	1,995
Neogen Corp.*	35	1,995
LHC Group, Inc.*	21	1,971
LiveRamp Holdings, Inc.*	51	1,970
ASGN, Inc.*	36	1,962
Adtalem Global Education, Inc.*	40	1,893
WD-40 Co.	10	1,832
FTI Consulting, Inc.*	27	1,799
NuVasive, Inc.*	36	1,784
AMN Healthcare Services, Inc.*	31	1,756
Novocure Ltd.*	52	1,741
Syneos Health, Inc.*	44	1,731
Emergent BioSolutions, Inc.*	29	1,719
Strategic Education, Inc.	15	1,701
Integer Holdings Corp.*	22	1,678
HMS Holdings Corp.*	58	1,632
J&J Snack Foods Corp.	11	1,590
Korn/Ferry International	40	1,582
Blueprint Medicines Corp.*	29	1,563
Cimpress N.V.*	15	1,551
Monro, Inc.	22	1,513
Intercept Pharmaceuticals, Inc.*	15	1,512
Inogen, Inc.*	12	1,490
Avanos Medical, Inc.*	33	1,478
ABM Industries, Inc.	46	1,477
Boston Beer Company, Inc. — Class A*	6	1,445
Global Blood Therapeutics, Inc.*	35	1,437
Repligen Corp.*	27	1,424
Edgewell Personal Care Co.*	38	1,419
Ultragenyx Pharmaceutical, Inc.*	32	1,391
Sanderson Farms, Inc.	14	1,390
Travelport Worldwide Ltd.	88	1,375
Tandem Diabetes Care, Inc.*	36	1,367
Arena Pharmaceuticals, Inc.*	35	1,363
B&G Foods, Inc.	46	1,330
Ensign Group, Inc.	34	1,319
BioTelemetry, Inc.*	22	1,314
TriNet Group, Inc.*	31	1,300
Halozyme Therapeutics, Inc.*	88	1,287
Amicus Therapeutics, Inc.*	133	1,274
Immunomedics, Inc.*	89	1,270
Heron Therapeutics, Inc.*	48	1,245
EVERTEC, Inc.	43	1,234
NxStage Medical, Inc.*	43	1,231
Pacira Pharmaceuticals, Inc.*	28	1,205
Paylocity Holding Corp.*	20	1,204
Deluxe Corp.	31	1,192
iRhythm Technologies, Inc.*	17	1,181
Glaukos Corp.*	21	1,180
Acceleron Pharma, Inc.*	27	1,176
MyoKardia, Inc.*	24	1,173
Select Medical Holdings Corp.*	76	1,167
Xencor, Inc.*	32	1,157
CONMED Corp.	18	1,156
Endo International plc*	157	1,146
Prestige Consumer Healthcare, Inc.*	37	1,143
Patterson Companies, Inc.	58	1,140
Myriad Genetics, Inc.*	39	1,134

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Supernus Pharmaceuticals, Inc.*	34	$1,129
ACADIA Pharmaceuticals, Inc.*	69	1,116
PTC Therapeutics, Inc.*	32	1,098
Quidel Corp.*	22	1,074
USANA Health Sciences, Inc.*	9	1,060
Zogenix, Inc.*	29	1,057
Avis Budget Group, Inc.*	47	1,057
Weight Watchers International, Inc.*	27	1,041
Tenet Healthcare Corp.*	59	1,011
Medifast, Inc.	8	1,000
Laureate Education, Inc. — Class A*	64	975
Ironwood Pharmaceuticals, Inc. — Class A*	94	974
Magellan Health, Inc.*	17	967
Genomic Health, Inc.*	15	966
Sotheby's*	24	954
Vanda Pharmaceuticals, Inc.*	36	941
Atara Biotherapeutics, Inc.*	27	938
Cal-Maine Foods, Inc.	22	931
Corcept Therapeutics, Inc.*	69	922
NutriSystem, Inc.	21	921
US Physical Therapy, Inc.	9	921
Universal Corp.	17	921
Medicines Co.*	48	919
Mallinckrodt plc*	58	916
Aerie Pharmaceuticals, Inc.*	25	902
Portola Pharmaceuticals, Inc.*	46	898
Matthews International Corp. — Class A	22	894
AnaptysBio, Inc.*	14	893
REGENXBIO, Inc.*	21	881
Brookdale Senior Living, Inc. — Class A*	131	878
Central Garden & Pet Co. — Class A*	28	875
Spark Therapeutics, Inc.*	22	861
Enanta Pharmaceuticals, Inc.*	12	850
ICF International, Inc.	13	842
Innoviva, Inc.*	48	838
Cambrex Corp.*	22	831
STAAR Surgical Co.*	26	830
Amneal Pharmaceuticals, Inc.*	61	825
Huron Consulting Group, Inc.*	16	821
Sangamo Therapeutics, Inc.*	71	815
Calavo Growers, Inc.	11	803
Medpace Holdings, Inc.*	15	794
Simply Good Foods Co.*	42	794
Inter Parfums, Inc.	12	787
Nevro Corp.*	20	778
Arrowhead Pharmaceuticals, Inc.*	61	758
Hostess Brands, Inc.*	69	755
Natus Medical, Inc.*	22	749
Theravance Biopharma, Inc.*	29	742
Atrion Corp.	1	741
Esperion Therapeutics, Inc.*	16	736
Reata Pharmaceuticals, Inc. — Class A*	13	729
Cardtronics plc — Class A*	28	728
Aimmune Therapeutics, Inc.*	30	718
CryoLife, Inc.*	25	710
CBIZ, Inc.*	36	709
Insmed, Inc.*	54	709
National Healthcare Corp.	9	706
Viad Corp.	14	701
Vector Group Ltd.	72	701
Tivity Health, Inc.*	28	695
Editas Medicine, Inc.*	30	683
Pacific Biosciences of California, Inc.*	92	681
OPKO Health, Inc.*	226	680
Navigant Consulting, Inc.	28	673
Luminex Corp.	29	670
Biohaven Pharmaceutical Holding Company Ltd.*	18	666
Denali Therapeutics, Inc.*	31	640
Varex Imaging Corp.*	27	639
Orthofix Medical, Inc.*	12	630
Iovance Biotherapeutics, Inc.*	71	628
TrueBlue, Inc.*	28	623
Spectrum Pharmaceuticals, Inc.*	71	621
K12, Inc.*	24	595
Fresh Del Monte Produce, Inc.	21	594
Clovis Oncology, Inc.*	33	593
Intersect ENT, Inc.*	21	592
Retrophin, Inc.*	26	588
National Beverage Corp.	8	574
Momenta Pharmaceuticals, Inc.*	52	574
R1 RCM, Inc.*	72	572
Andersons, Inc.	19	568
Career Education Corp.*	48	548
Tactile Systems Technology, Inc.*	12	547
Cardiovascular Systems, Inc.*	19	541
Diplomat Pharmacy, Inc.*	40	538
Hertz Global Holdings, Inc.*	39	532
Coca-Cola Consolidated, Inc.	3	532
Cass Information Systems, Inc.	10	529
Fate Therapeutics, Inc.*	41	526
AngioDynamics, Inc.*	26	523
AtriCure, Inc.*	17	520
MGP Ingredients, Inc.	9	514
WaVe Life Sciences Ltd.*	12	504
Meridian Bioscience, Inc.	29	503
Rent-A-Center, Inc.*	31	502
Invitae Corp.*	45	498
Amphastar Pharmaceuticals, Inc.*	25	497
ACCO Brands Corp.	73	495
Kforce, Inc.	16	495
Novavax, Inc.*	268	493
OraSure Technologies, Inc.*	42	491
AxoGen, Inc.*	24	490
BioCryst Pharmaceuticals, Inc.*	60	484
Acorda Therapeutics, Inc.*	31	483
Providence Service Corp.*	8	480
ImmunoGen, Inc.*	100	480

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Chefs' Warehouse, Inc.*	15	$480
SP Plus Corp.*	16	473
Revance Therapeutics, Inc.*	23	463
Radius Health, Inc.*	28	462
CareDx, Inc.*	18	453
Cerus Corp.*	89	451
Madrigal Pharmaceuticals, Inc.*	4	451
Kelly Services, Inc. — Class A	22	451
Herc Holdings, Inc.*	17	442
Heska Corp.*	5	430
SpartanNash Co.	25	430
Mirati Therapeutics, Inc.*	10	424
Alder Biopharmaceuticals, Inc.*	41	420
Phibro Animal Health Corp. — Class A	13	418
Puma Biotechnology, Inc.*	20	407
Lantheus Holdings, Inc.*	26	407
Heidrick & Struggles International, Inc.	13	405
NeoGenomics, Inc.*	32	404
Dynavax Technologies Corp.*	44	403
Evo Payments, Inc. — Class A*	16	395
Surmodics, Inc.*	8	378
TherapeuticsMD, Inc.*,1	99	377
CorVel Corp.*	6	370
Tootsie Roll Industries, Inc.	11	367
Vericel Corp.*	21	365
AMAG Pharmaceuticals, Inc.*	24	365
Audentes Therapeutics, Inc.*	17	362
Collegium Pharmaceutical, Inc.*	21	361
Omeros Corp.*	32	357
MacroGenics, Inc.*	28	356
Intra-Cellular Therapies, Inc.*	31	353
Allogene Therapeutics, Inc.*	13	350
United Natural Foods, Inc.*	33	349
Athenex, Inc.*	27	343
Quanex Building Products Corp.	25	340
Addus HomeCare Corp.*	5	339
Assembly Biosciences, Inc.*	15	339
Guardant Health, Inc.*	9	338
Anika Therapeutics, Inc.*	10	336
Weis Markets, Inc.	7	334
John B Sanfilippo & Son, Inc.	6	334
CytomX Therapeutics, Inc.*	22	332
Akebia Therapeutics, Inc.*	60	332
Apellis Pharmaceuticals, Inc.*	25	330
Cymabay Therapeutics, Inc.*	41	323
Karyopharm Therapeutics, Inc.*	34	319
BioScrip, Inc.*	89	318
Intellia Therapeutics, Inc.*	23	314
American Public Education, Inc.*	11	313
Forrester Research, Inc.	7	313
Ennis, Inc.	16	308
Team, Inc.*	21	308
National Research Corp. — Class A	8	305
Resources Connection, Inc.	21	298
Inspire Medical Systems, Inc.*	7	296
PDL BioPharma, Inc.*	101	293
Prothena Corporation plc*	28	288
Barrett Business Services, Inc.	5	286
RadNet, Inc.*	28	285
SIGA Technologies, Inc.*	36	284
Eagle Pharmaceuticals, Inc.*	7	282
Intrexon Corp.*	43	281
CAI International, Inc.*	12	279
Triple-S Management Corp. — Class B*	16	278
Antares Pharma, Inc.*	101	275
Ingles Markets, Inc. — Class A	10	272
Owens & Minor, Inc.	43	272
Hackett Group, Inc.	17	272
Flexion Therapeutics, Inc.*	24	272
Akcea Therapeutics, Inc.*,1	9	271
Quad/Graphics, Inc.	22	271
Care.com, Inc.*	14	270
ANI Pharmaceuticals, Inc.*	6	270
Rigel Pharmaceuticals, Inc.*	115	265
Allakos, Inc.*	5	261
Tyme Technologies, Inc.*	68	251
TransEnterix, Inc.*	111	251
Tejon Ranch Co.*	15	249
Cara Therapeutics, Inc.*	19	247
Homology Medicines, Inc.*	11	246
Coherus Biosciences, Inc.*	27	244
UNITY Biotechnology, Inc.*	15	244
Dean Foods Co.	64	244
BioSpecifics Technologies Corp.*	4	242
Central Garden & Pet Co.*	7	241
Natera, Inc.*	17	237
Everi Holdings, Inc.*	46	237
LeMaitre Vascular, Inc.	10	236
Inovio Pharmaceuticals, Inc.*	58	232
Rosetta Stone, Inc.*	14	230
GlycoMimetics, Inc.*	24	227
Akorn, Inc.*	66	224
Five Prime Therapeutics, Inc.*	24	223
Rocket Pharmaceuticals, Inc.*	15	222
MediciNova, Inc.*	27	221
Oxford Immunotec Global plc*	17	217
Arcus Biosciences, Inc.*	20	215
Solid Biosciences, Inc.*	8	214
Dicerna Pharmaceuticals, Inc.*	20	214
CRA International, Inc.	5	213
Kura Oncology, Inc.*	15	211
Emerald Expositions Events, Inc.	17	210
Accelerate Diagnostics, Inc.*	18	207
22nd Century Group, Inc.*	82	204
Sientra, Inc.*	16	203
Cytokinetics, Inc.*	32	202
Lexicon Pharmaceuticals, Inc.*	30	199
Corbus Pharmaceuticals Holdings, Inc.*	34	199
RR Donnelley & Sons Co.	50	198
Accuray, Inc.*	58	198
Civitas Solutions, Inc.*	11	193
G1 Therapeutics, Inc.*	10	191
Textainer Group Holdings Ltd.*	19	189
Tricida, Inc.*	8	189
Concert Pharmaceuticals, Inc.*	15	188

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Avalara, Inc.*,1	6	$187
Viking Therapeutics, Inc.*,1	24	184
Cross Country Healthcare, Inc.*	25	183
Primo Water Corp.*	13	182
Ra Pharmaceuticals, Inc.*	10	182
Progenics Pharmaceuticals, Inc.*	43	181
Stemline Therapeutics, Inc.*	19	181
NanoString Technologies, Inc.*	12	178
OrthoPediatrics Corp.*	5	174
BrightView Holdings, Inc.*	17	174
Vectrus, Inc.*	8	173
Dermira, Inc.*	24	173
ZIOPHARM Oncology, Inc.*	92	172
Aratana Therapeutics, Inc.*	28	172
GenMark Diagnostics, Inc.*	35	170
Community Health Systems, Inc.*	60	169
Eloxx Pharmaceuticals, Inc.*	14	168
ChemoCentryx, Inc.*	15	164
Veracyte, Inc.*	13	164
Turning Point Brands, Inc.	6	163
Farmer Brothers Co.*	7	163
Rhythm Pharmaceuticals, Inc.*	6	161
LSC Communications, Inc.	23	161
Village Super Market, Inc. — Class A	6	160
Verastem, Inc.*	47	158
Epizyme, Inc.*	25	154
Kindred Biosciences, Inc.*	14	153
Cutera, Inc.*	9	153
Achillion Pharmaceuticals, Inc.*	96	153
Revlon, Inc. — Class A*	6	151
Abeona Therapeutics, Inc.*	21	150
Assertio Therapeutics, Inc.*	41	148
RTI Surgical, Inc.*	40	148
Avid Bioservices, Inc.*	36	148
TG Therapeutics, Inc.*	36	148
Albireo Pharma, Inc.*	6	147
ViewRay, Inc.*,1	24	146
CytoSorbents Corp.*	18	145
Rubius Therapeutics, Inc.*	9	145
PRGX Global, Inc.*	15	142
Minerva Neurosciences, Inc.*	21	142
La Jolla Pharmaceutical Co.*	15	141
Cellular Biomedicine Group, Inc.*	8	141
Voyager Therapeutics, Inc.*	15	141
CASI Pharmaceuticals, Inc.*	35	141
Kiniksa Pharmaceuticals Ltd. — Class A*	5	140
elf Beauty, Inc.*	16	139
Franklin Covey Co.*	6	134
Cadiz, Inc.*	13	134
Nathan's Famous, Inc.	2	133
Aptinyx, Inc.*	8	132
SEACOR Marine Holdings, Inc.*	11	129
Craft Brew Alliance, Inc.*	9	129
Adamas Pharmaceuticals, Inc.*	15	128
ArQule, Inc.*	46	127
Surgery Partners, Inc.*	13	127
Carriage Services, Inc. — Class A	8	124
I3 Verticals, Inc. — Class A*	5	121
Crinetics Pharmaceuticals, Inc.*	4	120
Adverum Biotechnologies, Inc.*	38	120
Aduro Biotech, Inc.*	45	119
Limoneira Co.	6	117
Capital Senior Living Corp.*	17	116
Athersys, Inc.*	80	115
Catalyst Pharmaceuticals, Inc.*	60	115
Seneca Foods Corp. — Class A*	4	113
Paratek Pharmaceuticals, Inc.*	22	113
Sorrento Therapeutics, Inc.*,1	46	110
Agenus, Inc.*	45	107
Tocagen, Inc.*	13	107
Savara, Inc.*	14	106
Willdan Group, Inc.*	3	105
SI-BONE, Inc.*	5	104
MannKind Corp.*	98	104
American Renal Associates Holdings, Inc.*	9	104
Acacia Research Corp.*	34	101
Invacare Corp.	23	99
Geron Corp.*	96	96
Celcuity, Inc.*	4	96
Pieris Pharmaceuticals, Inc.*	36	96
Arbutus Biopharma Corp.*	25	96
Kezar Life Sciences, Inc.*	4	94
Forty Seven, Inc.*	6	94
ChromaDex Corp.*	27	93
Natural Health Trends Corp.	5	92
Natural Grocers by Vitamin Cottage, Inc.*	6	92
Scholar Rock Holding Corp.*	4	92
Palatin Technologies, Inc.*	127	90
Lannett Company, Inc.*,1	18	89
Syros Pharmaceuticals, Inc.*	16	89
Calithera Biosciences, Inc.*	22	88
Enzo Biochem, Inc.*	31	86
Senseonics Holdings, Inc.*	33	85
AVEO Pharmaceuticals, Inc.*	53	85
Deciphera Pharmaceuticals, Inc.*	4	84
Utah Medical Products, Inc.	1	83
BG Staffing, Inc.	4	83
Aeglea BioTherapeutics, Inc.*	11	82
Principia Biopharma, Inc.*	3	82
Nuvectra Corp.*	5	82
Y-mAbs Therapeutics, Inc.*	4	81
FONAR Corp.*	4	81
Pulse Biosciences, Inc.*	7	80
Arlo Technologies, Inc.*	8	80
Chimerix, Inc.*	31	80
Kadmon Holdings, Inc.*	38	79
Bellicum Pharmaceuticals, Inc.*	27	79
Recro Pharma, Inc.*	11	78
Neuronetics, Inc.*	4	77
Synlogic, Inc.*	11	77
Marinus Pharmaceuticals, Inc.*	26	75
Rockwell Medical, Inc.*	33	75
Aclaris Therapeutics, Inc.*	10	74

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Helius Medical Technologies, Inc.*	8	$73
Harvard Bioscience, Inc.*	23	73
SeaSpine Holdings Corp.*	4	73
Pyxus International, Inc.*	6	71
Smart & Final Stores, Inc.*	15	71
Odonate Therapeutics, Inc.*	5	70
Twist Bioscience Corp.*	3	69
Eidos Therapeutics, Inc.*	5	69
Xeris Pharmaceuticals, Inc.*	4	68
PolarityTE, Inc.*	5	67
Avrobio, Inc.*	4	67
Insys Therapeutics, Inc.*,1	19	66
Liquidia Technologies, Inc.*	3	65
Catalyst Biosciences, Inc.*	8	63
Spring Bank Pharmaceuticals, Inc.*	6	62
Gritstone Oncology, Inc.*	4	62
Dova Pharmaceuticals, Inc.*	8	61
Axonics Modulation Technologies, Inc.*	4	60
Ocular Therapeutix, Inc.*	15	60
Alico, Inc.	2	59
Seres Therapeutics, Inc.*	13	59
ServiceSource International, Inc.*	54	58
PFSweb, Inc.*	11	56
Cue Biopharma, Inc.*	12	56
Celsius Holdings, Inc.*,1	16	56
Quanterix Corp.*	3	55
Quorum Health Corp.*	19	55
Miragen Therapeutics, Inc.*	18	55
Zafgen, Inc.*	11	54
BioTime, Inc.*	59	54
Organovo Holdings, Inc.*	56	54
Durect Corp.*	110	53
Arvinas, Inc.*	4	51
Replimune Group, Inc.*	5	50
Aldeyra Therapeutics, Inc.*	6	50
Optinose, Inc.*,1	8	50
iRadimed Corp.*	2	49
Nature's Sunshine Products, Inc.*	6	49
Fennec Pharmaceuticals, Inc.*	7	45
Syndax Pharmaceuticals, Inc.*	10	45
MoneyGram International, Inc.*	22	44
Allena Pharmaceuticals, Inc.*	8	44
Genesis Healthcare, Inc.*	36	42
Cohbar, Inc.*	13	40
Teligent, Inc.*	29	40
Apollo Medical Holdings, Inc.*	2	40
T2 Biosystems, Inc.*	13	39
Evelo Biosciences, Inc.*	3	39
Tetraphase Pharmaceuticals, Inc.*	34	38
Jounce Therapeutics, Inc.*	11	37
Mersana Therapeutics, Inc.*	9	37
Corvus Pharmaceuticals, Inc.*	10	37
Idera Pharmaceuticals, Inc.*	13	36
Evolus, Inc.*	3	36
Pfenex, Inc.*	11	35
Selecta Biosciences, Inc.*	13	35
Mustang Bio, Inc.*	11	32
ADMA Biologics, Inc.*	13	31
Zomedica Pharmaceuticals Corp.*	25	31
Ardelyx, Inc.*	17	30
NewLink Genetics Corp.*	20	30
Immune Design Corp.*	23	30
Proteostasis Therapeutics, Inc.*	9	29
Nymox Pharmaceutical Corp.*	22	29
Achaogen, Inc.*	22	27
CTI BioPharma Corp.*	36	26
resTORbio, Inc.*	3	26
Sienna Biopharmaceuticals, Inc.*	11	26
XOMA Corp.*	2	25
Endologix, Inc.*	35	25
Spero Therapeutics, Inc.*	4	25
NantKwest, Inc.*	19	22
Ovid therapeutics, Inc.*	9	22
Clearside Biomedical, Inc.*	20	21
Innovate Biopharmaceuticals, Inc.*	9	21
Calyxt, Inc.*	2	21
Synergy Pharmaceuticals, Inc.*	175	20
Kala Pharmaceuticals, Inc.*	4	20
AgeX Therapeutics, Inc.*	6	18
Fortress Biotech, Inc.*	20	17
Ampio Pharmaceuticals, Inc.*	42	17
Neos Therapeutics, Inc.*	10	16
Menlo Therapeutics, Inc.*	3	12
Molecular Templates, Inc.*	3	12
scPharmaceuticals, Inc.*	3	11
AAC Holdings, Inc.*	8	11
Melinta Therapeutics, Inc.*	12	10
Unum Therapeutics, Inc.*	2	9
Surface Oncology, Inc.*	2	8
Arsanis, Inc.*	2	5
Vital Therapies, Inc.*	21	4
GTx, Inc.*	3	2
Total Consumer, Non-cyclical		268,639
Industrial - 0.9%
Woodward, Inc.	38	2,823
Trex Company, Inc.*	42	2,493
SYNNEX Corp.	29	2,344
EnerSys	30	2,328
EMCOR Group, Inc.	39	2,328
MSA Safety, Inc.	24	2,262
RBC Bearings, Inc.*	17	2,229
Tech Data Corp.*	27	2,209
Esterline Technologies Corp.*	18	2,186
Louisiana-Pacific Corp.	97	2,155
Proto Labs, Inc.*	19	2,143
Generac Holdings, Inc.*	43	2,137
Tetra Tech, Inc.	39	2,019
Kennametal, Inc.	57	1,897
GATX Corp.	26	1,841
Exponent, Inc.	36	1,826
Barnes Group, Inc.	34	1,823
Moog, Inc. — Class A	23	1,782
Axon Enterprise, Inc.*	40	1,750

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Industrial - 0.9% (continued)
MasTec, Inc.*	43	$1,744
Rexnord Corp.*	73	1,675
Vishay Intertechnology, Inc.	93	1,675
Hillenbrand, Inc.	44	1,669
John Bean Technologies Corp.	22	1,580
Simpson Manufacturing Company, Inc.	29	1,570
Aerojet Rocketdyne Holdings, Inc.*	43	1,515
KBR, Inc.	99	1,503
Applied Industrial Technologies, Inc.	27	1,456
Novanta, Inc.*	23	1,449
Golar LNG Ltd.	66	1,436
Chart Industries, Inc.*	22	1,431
Franklin Electric Company, Inc.	33	1,415
Trinseo S.A.	30	1,373
Brady Corp. — Class A	31	1,347
II-VI, Inc.*	41	1,331
Watts Water Technologies, Inc. — Class A	20	1,291
Fabrinet*	25	1,283
Granite Construction, Inc.	31	1,249
Albany International Corp. — Class A	20	1,249
Advanced Disposal Services, Inc.*	51	1,221
ESCO Technologies, Inc.	18	1,187
Belden, Inc.	28	1,170
Advanced Energy Industries, Inc.*	27	1,159
Sanmina Corp.*	48	1,155
Forward Air Corp.	21	1,152
Comfort Systems USA, Inc.	26	1,136
Itron, Inc.*	24	1,135
Dycom Industries, Inc.*	21	1,135
Harsco Corp.*	57	1,132
TopBuild Corp.*	25	1,125
Plexus Corp.*	22	1,124
Covanta Holding Corp.	83	1,114
Universal Forest Products, Inc.	42	1,090
Kaman Corp.	19	1,066
Alarm.com Holdings, Inc.*	20	1,037
Aerovironment, Inc.*	15	1,019
AAON, Inc.	29	1,017
Worthington Industries, Inc.	29	1,010
Saia, Inc.*	18	1,005
Mueller Water Products, Inc. — Class A	109	992
Badger Meter, Inc.	20	984
Summit Materials, Inc. — Class A*	79	980
Werner Enterprises, Inc.	33	975
Matson, Inc.	30	960
US Ecology, Inc.	15	944
Air Transport Services Group, Inc.*	41	935
Mueller Industries, Inc.	40	934
SPX FLOW, Inc.*	30	913
Raven Industries, Inc.	25	905
Actuant Corp. — Class A	43	902
OSI Systems, Inc.*	12	880
Kratos Defense & Security Solutions, Inc.*	62	874
TriMas Corp.*	32	873
Greenbrier Companies, Inc.	22	870
Builders FirstSource, Inc.*	79	862
Hub Group, Inc. — Class A*	23	853
EnPro Industries, Inc.	14	841
SPX Corp.*	30	840
Federal Signal Corp.	42	836
AAR Corp.	22	822
Knowles Corp.*	61	812
Masonite International Corp.*	18	807
Casella Waste Systems, Inc. — Class A*	28	798
Gibraltar Industries, Inc.*	22	783
Lindsay Corp.	8	770
Ambarella, Inc.*	21	735
AZZ, Inc.	18	727
Atlas Air Worldwide Holdings, Inc.*	17	717
Cactus, Inc. — Class A*	26	713
Encore Wire Corp.	14	702
KEMET Corp.	40	702
Fitbit, Inc. — Class A*	140	696
Electro Scientific Industries, Inc.*	23	689
JELD-WEN Holding, Inc.*	48	682
Tennant Co.	13	677
Greif, Inc. — Class A	18	668
Continental Building Products, Inc.*	26	662
Kadant, Inc.	8	652
Boise Cascade Co.	27	644
TTM Technologies, Inc.*	66	642
Sturm Ruger & Company, Inc.	12	639
Benchmark Electronics, Inc.	30	635
Sun Hydraulics Corp.	19	631
ArcBest Corp.	18	617
Advanced Drainage Systems, Inc.	25	606
Standex International Corp.	9	605
Heartland Express, Inc.	33	604
PGT Innovations, Inc.*	38	602
Ship Finance International Ltd.	57	600
Milacron Holdings Corp.*	49	583
Apogee Enterprises, Inc.	19	567
American Woodmark Corp.*	10	557
Primoris Services Corp.	29	555
Alamo Group, Inc.	7	541
Atkore International Group, Inc.*	27	536
Scorpio Tankers, Inc.	304	535
CSW Industrials, Inc.*	11	532
Evoqua Water Technologies Corp.*	53	509
AVX Corp.	33	503
Chase Corp.	5	500
American Outdoor Brands Corp.*	38	489
Astec Industries, Inc.	16	483

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Industrial - 0.9% (continued)
Columbus McKinnon Corp.	16	$482
Patrick Industries, Inc.*	16	474
Stoneridge, Inc.*	19	468
GasLog Ltd.	28	461
Astronics Corp.*	15	457
Vicor Corp.*	12	453
FARO Technologies, Inc.*	11	447
Marten Transport Ltd.	27	437
Hyster-Yale Materials Handling, Inc.	7	434
Mesa Laboratories, Inc.	2	417
Tutor Perini Corp.*	26	415
Echo Global Logistics, Inc.*	20	406
Triumph Group, Inc.	34	391
Comtech Telecommunications Corp.	16	389
Gorman-Rupp Co.	12	389
US Concrete, Inc.*	11	388
Tidewater, Inc.*	20	383
Briggs & Stratton Corp.	29	379
Argan, Inc.	10	378
Global Brass & Copper Holdings, Inc.	15	377
Aegion Corp. — Class A*	23	375
Manitowoc Company, Inc.*	25	369
Multi-Color Corp.	10	351
National Presto Industries, Inc.	3	351
Control4 Corp.*	18	317
Insteel Industries, Inc.	13	316
GoPro, Inc. — Class A*,1	74	314
MYR Group, Inc.*	11	310
DXP Enterprises, Inc.*	11	306
NV5 Global, Inc.*	5	303
Wesco Aircraft Holdings, Inc.*	38	300
Frontline Ltd.*	54	299
Tredegar Corp.	18	285
Kimball Electronics, Inc.*	18	279
Myers Industries, Inc.	18	272
Great Lakes Dredge & Dock Corp.*	40	265
NVE Corp.	3	263
Ichor Holdings Ltd.*	16	261
DHT Holdings, Inc.	65	255
Ducommun, Inc.*	7	254
Park Electrochemical Corp.	14	253
International Seaways, Inc.*	15	253
nLight, Inc.*	14	249
TimkenSteel Corp.*	28	245
Lydall, Inc.*	12	244
Haynes International, Inc.	9	238
CIRCOR International, Inc.*	11	234
Scorpio Bulkers, Inc.	41	227
Allied Motion Technologies, Inc.	5	223
NCI Building Systems, Inc.*	30	217
Caesarstone Ltd.	16	217
SunPower Corp. — Class A*,1	43	214
Vishay Precision Group, Inc.*	7	212
Heritage-Crystal Clean, Inc.*	9	207
Sterling Construction Company, Inc.*	19	207
Applied Optoelectronics, Inc.*	13	200
Nordic American Tankers Ltd.	99	198
CryoPort, Inc.*,1	17	187
ZAGG, Inc.*	19	186
VSE Corp.	6	179
Willscot Corp.*	19	179
Greif, Inc. — Class B	4	178
Armstrong Flooring, Inc.*	15	177
Covenant Transportation Group, Inc. — Class A*	9	173
Mistras Group, Inc.*	12	172
Energy Recovery, Inc.*	25	168
Northwest Pipe Co.*	7	163
Teekay Corp.	48	160
Graham Corp.	7	160
Lawson Products, Inc.*	5	158
Griffon Corp.	15	157
Eagle Bulk Shipping, Inc.*	34	157
ShotSpotter, Inc.*	5	156
Fluidigm Corp.*	18	155
Park-Ohio Holdings Corp.	5	154
AquaVenture Holdings Ltd.*	8	151
UFP Technologies, Inc.*	5	150
Costamare, Inc.	34	149
Hurco Companies, Inc.	4	143
CECO Environmental Corp.*	21	142
Sparton Corp.*	7	127
Napco Security Technologies, Inc.*	8	126
Powell Industries, Inc.	5	125
Pure Cycle Corp.*	12	119
Teekay Tankers Ltd. — Class A	128	119
Digimarc Corp.*	8	116
GP Strategies Corp.*	9	113
Bel Fuse, Inc. — Class B	6	110
Universal Logistics Holdings, Inc.	6	108
Omega Flex, Inc.	2	108
Daseke, Inc.*	29	107
Radiant Logistics, Inc.*	25	106
Dorian LPG Ltd.*	18	105
Ardmore Shipping Corp.*	22	103
Synalloy Corp.	6	99
Infrastructure and Energy Alternatives, Inc.*	12	98
Eastern Co.	4	97
LB Foster Co. — Class A*	6	95
IES Holdings, Inc.*	6	93
Energous Corp.*	16	93
USA Truck, Inc.*	6	90
Olympic Steel, Inc.	6	86
Turtle Beach Corp.*	6	86
US Xpress Enterprises, Inc. — Class A*	15	84
LSB Industries, Inc.*	15	83
PAM Transportation Services, Inc.*	2	79
Orion Group Holdings, Inc.*	18	77
YRC Worldwide, Inc.*	23	72
Willis Lease Finance Corp.*	2	69
Overseas Shipholding Group, Inc. — Class A*	40	66

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Industrial - 0.9% (continued)
NN, Inc.	9	$60
Iteris, Inc.*	16	60
Twin Disc, Inc.*	4	59
Safe Bulkers, Inc.*	33	59
Manitex International, Inc.*	10	57
Gencor Industries, Inc.*	5	55
FreightCar America, Inc.*	8	53
IntriCon Corp.*	2	53
Forterra, Inc.*	13	49
General Finance Corp.*	4	41
Genco Shipping & Trading Ltd.*	4	31
Eastman Kodak Co.*	11	28
NL Industries, Inc.*	6	21
Babcock & Wilcox Enterprises, Inc.*	23	9
Total Industrial		163,343
Consumer, Cyclical - 0.8%
Five Below, Inc.*	37	3,786
Planet Fitness, Inc. — Class A*	61	3,271
Texas Roadhouse, Inc. — Class A	48	2,866
Spirit Airlines, Inc.*	48	2,780
Deckers Outdoor Corp.*	20	2,559
Ollie's Bargain Outlet Holdings, Inc.*	35	2,328
FirstCash, Inc.	31	2,243
Cracker Barrel Old Country Store, Inc.[1]	14	2,238
American Eagle Outfitters, Inc.	113	2,184
Wolverine World Wide, Inc.	65	2,073
Churchill Downs, Inc.	8	1,952
Marriott Vacations Worldwide Corp.	27	1,904
Steven Madden Ltd.	61	1,846
Dorman Products, Inc.*	19	1,710
Eldorado Resorts, Inc.*	46	1,666
SkyWest, Inc.	36	1,601
Belmond Ltd. — Class A*	63	1,577
UniFirst Corp.	11	1,574
Beacon Roofing Supply, Inc.*	48	1,523
iRobot Corp.*	18	1,507
SiteOne Landscape Supply, Inc.*	27	1,492
Jack in the Box, Inc.	19	1,475
Fox Factory Holding Corp.*	25	1,472
Sally Beauty Holdings, Inc.*	85	1,449
RH*	12	1,438
Dana, Inc.	103	1,404
Penn National Gaming, Inc.*	73	1,375
Cheesecake Factory, Inc.	30	1,305
Wingstop, Inc.	20	1,284
Herman Miller, Inc.	42	1,271
Dave & Buster's Entertainment, Inc.	28	1,248
Lithia Motors, Inc. — Class A	16	1,221
Crocs, Inc.*	47	1,221
Boyd Gaming Corp.	58	1,205
DSW, Inc. — Class A	48	1,186
Cooper Tire & Rubber Co.	36	1,164
KB Home	60	1,146
Brinker International, Inc.	26	1,143
Anixter International, Inc.*	21	1,140
LCI Industries	17	1,136
Triton International Ltd.	36	1,119
Signet Jewelers Ltd.	35	1,112
National Vision Holdings, Inc.*	39	1,099
Taylor Morrison Home Corp. — Class A*	68	1,081
Bed Bath & Beyond, Inc.	94	1,064
HNI Corp.	30	1,063
TRI Pointe Group, Inc.*	97	1,060
Altra Industrial Motion Corp.	42	1,056
Tupperware Brands Corp.	33	1,042
Bloomin' Brands, Inc.	58	1,038
BJ's Wholesale Club Holdings, Inc.*	46	1,019
Callaway Golf Co.	66	1,010
World Fuel Services Corp.	47	1,006
Red Rock Resorts, Inc. — Class A	49	995
Meritage Homes Corp.*	27	991
Children's Place, Inc.	11	991
Office Depot, Inc.	383	988
Tenneco, Inc. — Class A	36	986
Mobile Mini, Inc.	31	984
Meritor, Inc.*	57	964
PriceSmart, Inc.	16	946
Abercrombie & Fitch Co. — Class A	47	942
Gentherm, Inc.*	23	920
Roku, Inc.*	30	919
La-Z-Boy, Inc.	33	914
Navistar International Corp.*	35	908
Allegiant Travel Co. — Class A	9	902
MDC Holdings, Inc.	32	899
Hawaiian Holdings, Inc.	34	898
Steelcase, Inc. — Class A	60	890
GameStop Corp. — Class A	70	883
Asbury Automotive Group, Inc.*	13	867
American Axle & Manufacturing Holdings, Inc.*	78	866
G-III Apparel Group Ltd.*	31	865
SeaWorld Entertainment, Inc.*	39	862
Oxford Industries, Inc.	12	852
Caleres, Inc.	30	835
Guess?, Inc.	40	831
Cannae Holdings, Inc.*	48	822
Liberty TripAdvisor Holdings, Inc. — Class A*	51	810
Big Lots, Inc.	28	810
Dine Brands Global, Inc.	12	808
Cavco Industries, Inc.*	6	782
Shake Shack, Inc. — Class A*	17	772
BJ's Restaurants, Inc.	15	759
Carvana Co.*,1	23	752
International Speedway Corp. — Class A	17	746
Cooper-Standard Holdings, Inc.*	12	745
Core-Mark Holding Company, Inc.	32	744
BMC Stock Holdings, Inc.*	47	728
Standard Motor Products, Inc.	15	727
Rush Enterprises, Inc. — Class A	21	724

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Consumer, Cyclical - 0.8% (continued)
IMAX Corp.*	38	$715
Sleep Number Corp.*	22	698
Denny's Corp.*	43	697
Group 1 Automotive, Inc.	13	685
Scientific Games Corp. — Class A*	38	679
Papa John's International, Inc.	16	637
ScanSource, Inc.*	18	619
LGI Homes, Inc.*,1	13	588
Interface, Inc. — Class A	41	584
Methode Electronics, Inc.	25	582
Freshpet, Inc.*	18	579
Genesco, Inc.*	13	576
Douglas Dynamics, Inc.	16	574
Knoll, Inc.	34	560
Marcus Corp.	14	553
At Home Group, Inc.*	29	541
Winnebago Industries, Inc.	22	533
Rite Aid Corp.*	739	523
Wabash National Corp.	39	510
Acushnet Holdings Corp.	24	506
Installed Building Products, Inc.*	15	505
Fossil Group, Inc.*	32	503
Chico's FAS, Inc.	87	489
Malibu Boats, Inc. — Class A*	14	487
Dillard's, Inc. — Class A1	8	482
Hudson Ltd. — Class A*	28	480
Tailored Brands, Inc.	35	477
Ruth's Hospitality Group, Inc.	20	455
AMC Entertainment Holdings, Inc. — Class A	37	454
Vista Outdoor, Inc.*	40	454
H&E Equipment Services, Inc.	22	449
Regis Corp.*	24	407
M/I Homes, Inc.*	19	399
Party City Holdco, Inc.*	40	399
Buckle, Inc.[1]	20	387
Modine Manufacturing Co.*	35	378
Kimball International, Inc. — Class B	25	355
National CineMedia, Inc.	54	350
Movado Group, Inc.	11	348
GMS, Inc.*	23	342
Tower International, Inc.	14	333
Essendant, Inc.	26	327
PetMed Express, Inc.	14	326
Winmark Corp.	2	318
St. Joe Co.*	24	316
Century Communities, Inc.*	18	311
Ascena Retail Group, Inc.*	123	309
Boot Barn Holdings, Inc.*	18	307
Monarch Casino & Resort, Inc.*	8	305
Ethan Allen Interiors, Inc.	17	299
Barnes & Noble, Inc.	42	298
Skyline Champion Corp.	20	294
America's Car-Mart, Inc.*	4	290
EZCORP, Inc. — Class A*	35	271
Conn's, Inc.*	14	264
Camping World Holdings, Inc. — Class A	23	264
Fiesta Restaurant Group, Inc.*	17	264
BBX Capital Corp.	46	264
MarineMax, Inc.*	14	256
Express, Inc.*	50	255
Unifi, Inc.*	11	251
Zumiez, Inc.*	13	249
Haverty Furniture Companies, Inc.	13	244
MasterCraft Boat Holdings, Inc.*	13	243
Red Robin Gourmet Burgers, Inc.*	9	240
PC Connection, Inc.	8	238
Carrols Restaurant Group, Inc.*	24	236
William Lyon Homes — Class A*	22	235
PetIQ, Inc.*	10	235
Shoe Carnival, Inc.	7	235
Sonic Automotive, Inc. — Class A	17	234
J.C. Penney Company, Inc.*,1	221	230
Nautilus, Inc.*	21	229
Cato Corp. — Class A	16	228
El Pollo Loco Holdings, Inc.*	15	228
Universal Electronics, Inc.*	9	228
Motorcar Parts of America, Inc.*	13	216
Systemax, Inc.	9	215
Chuy's Holdings, Inc.*	12	213
Hooker Furniture Corp.	8	211
Del Taco Restaurants, Inc.*	21	210
Beazer Homes USA, Inc.*	22	209
Golden Entertainment, Inc.*	13	208
Lindblad Expeditions Holdings, Inc.*	15	202
Veritiv Corp.*	8	200
Nexeo Solutions, Inc.*	23	198
Bojangles', Inc.*	12	193
Lumber Liquidators Holdings, Inc.*	20	190
Miller Industries, Inc.	7	189
Hibbett Sports, Inc.*	13	186
Daktronics, Inc.	25	185
Blue Bird Corp.*	10	182
Johnson Outdoors, Inc. — Class A	3	176
Reading International, Inc. — Class A*	12	174
Spartan Motors, Inc.	24	174
Titan Machinery, Inc.*	13	171
Drive Shack, Inc.*	42	165
Citi Trends, Inc.	8	163
Titan International, Inc.	35	163
REV Group, Inc.	21	158
Tile Shop Holdings, Inc.	28	153
Clarus Corp.	15	152
Duluth Holdings, Inc. — Class B*	6	151
Culp, Inc.	8	151
Eros International plc*	18	149
YETI Holdings, Inc.*	10	148
BlueLinx Holdings, Inc.*	6	148
Habit Restaurants, Inc. — Class A*	14	147
Century Casinos, Inc.*	19	140

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Consumer, Cyclical - 0.8% (continued)
Bassett Furniture Industries, Inc.	7	$140
GNC Holdings, Inc. — Class A*	58	137
Vera Bradley, Inc.*	16	137
RCI Hospitality Holdings, Inc.	6	134
Speedway Motorsports, Inc.	8	130
Rocky Brands, Inc.	5	130
Potbelly Corp.*	16	129
Commercial Vehicle Group, Inc.*	21	120
Hamilton Beach Brands Holding Co. — Class A	5	117
Weyco Group, Inc.	4	117
Green Brick Partners, Inc.*	16	116
Flexsteel Industries, Inc.	5	110
Sportsman's Warehouse Holdings, Inc.*	25	109
Barnes & Noble Education, Inc.*	27	108
Sonos, Inc.*	11	108
Rush Enterprises, Inc. — Class B	3	107
Kirkland's, Inc.*	11	105
Funko, Inc. — Class A*	7	92
Red Lion Hotels Corp.*	11	90
Superior Group of Companies, Inc.	5	88
Del Frisco's Restaurant Group, Inc.*	12	86
Marine Products Corp.	5	84
Foundation Building Materials, Inc.*	10	83
Gaia, Inc.*	8	83
Superior Industries International, Inc.	17	82
Lifetime Brands, Inc.	8	80
Escalade, Inc.	7	80
J Alexander's Holdings, Inc.*	9	74
Lovesac Co.*	3	69
EVI Industries, Inc.	2	67
Bluegreen Vacations Corp.	5	65
Town Sports International Holdings, Inc.*	10	64
J. Jill, Inc.*	12	64
Hovnanian Enterprises, Inc. — Class A*	85	58
RTW RetailWinds, Inc.*	20	57
Tilly's, Inc. — Class A	5	54
Container Store Group, Inc.*	11	52
Castle Brands, Inc.*	60	51
Noodles & Co.*	7	49
New Home Company, Inc.*	7	37
Big 5 Sporting Goods Corp.	14	36
Mesa Air Group, Inc.*	4	31
Francesca's Holdings Corp.*	24	23
Empire Resorts, Inc.*	2	20
Pier 1 Imports, Inc.	53	16
CompX International, Inc.	1	14
Purple Innovation, Inc.*	2	12
Total Consumer, Cyclical		156,257
Technology - 0.7%
Integrated Device Technology, Inc.*	88	4,262
Cree, Inc.*	69	2,952
HubSpot, Inc.*	23	2,892
MAXIMUS, Inc.	44	2,864
Entegris, Inc.	100	2,790
Medidata Solutions, Inc.*	41	2,764
CACI International, Inc. — Class A*	17	2,448
New Relic, Inc.*	30	2,429
Silicon Laboratories, Inc.*	30	2,364
j2 Global, Inc.	33	2,290
ACI Worldwide, Inc.*	81	2,241
Blackbaud, Inc.	34	2,139
Coupa Software, Inc.*	34	2,137
Semtech Corp.*	46	2,110
Lumentum Holdings, Inc.*	50	2,106
Cabot Microelectronics Corp.	21	1,983
Cornerstone OnDemand, Inc.*	38	1,916
Science Applications International Corp.	30	1,911
Verint Systems, Inc.*	43	1,819
Five9, Inc.*	40	1,749
Perspecta, Inc.	101	1,739
Qualys, Inc.*	23	1,719
Omnicell, Inc.*	27	1,654
Mercury Systems, Inc.*	33	1,561
CommVault Systems, Inc.*	26	1,536
Envestnet, Inc.*	30	1,476
Box, Inc. — Class A*	87	1,469
Cirrus Logic, Inc.*	41	1,360
Brooks Automation, Inc.	49	1,283
Power Integrations, Inc.	20	1,220
ExlService Holdings, Inc.*	23	1,210
NetScout Systems, Inc.*	51	1,205
Allscripts Healthcare Solutions, Inc.*	122	1,176
Bottomline Technologies DE, Inc.*	24	1,152
MINDBODY, Inc. — Class A*	31	1,128
Progress Software Corp.	31	1,100
SailPoint Technologies Holding, Inc.*	46	1,081
Everbridge, Inc.*	19	1,078
Avaya Holdings Corp.*	74	1,078
Alteryx, Inc. — Class A*	18	1,071
Varonis Systems, Inc.*	20	1,058
Insight Enterprises, Inc.*	25	1,019
Inphi Corp.*	31	997
ManTech International Corp. — Class A	19	994
Cubic Corp.	18	967
Evolent Health, Inc. — Class A*	48	958
Blackline, Inc.*	23	942
SPS Commerce, Inc.*	11	906
Diodes, Inc.*	28	903
MicroStrategy, Inc. — Class A*	7	894
Synaptics, Inc.*	24	893
Virtusa Corp.*	20	852
Apptio, Inc. — Class A*	22	835
Instructure, Inc.*	22	825
SendGrid, Inc.*	19	820
TiVo Corp.	85	800
3D Systems Corp.*	77	783

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Technology - 0.7% (continued)
Pitney Bowes, Inc.	132	$780
Rapid7, Inc.*	25	779
Yext, Inc.*	52	772
Electronics for Imaging, Inc.*	31	769
Vocera Communications, Inc.*	19	748
Cloudera, Inc.*	67	741
MaxLinear, Inc. — Class A*	42	739
FormFactor, Inc.*	52	733
CSG Systems International, Inc.	23	731
Ebix, Inc.	17	724
Tabula Rasa HealthCare, Inc.*	11	701
LivePerson, Inc.*	37	698
Sykes Enterprises, Inc.*	28	692
Inovalon Holdings, Inc. — Class A*	48	681
Stratasys Ltd.*	36	648
Workiva, Inc.*	18	646
Xperi Corp.	34	625
Hortonworks, Inc.*	43	620
Glu Mobile, Inc.*	76	613
Cray, Inc.*	28	604
CTS Corp.	23	596
Rambus, Inc.*	75	575
Lattice Semiconductor Corp.*	82	567
Benefitfocus, Inc.*	12	549
NextGen Healthcare, Inc.*	36	545
Appfolio, Inc. — Class A*	9	533
Cision Ltd.*	45	527
MTS Systems Corp.	13	522
Carbonite, Inc.*	20	505
PROS Holdings, Inc.*	16	502
ForeScout Technologies, Inc.*	19	494
Amkor Technology, Inc.*	72	472
Altair Engineering, Inc. — Class A*	17	469
MACOM Technology Solutions Holdings, Inc.*	32	464
Photronics, Inc.*	47	455
Rudolph Technologies, Inc.*	22	450
Monotype Imaging Holdings, Inc.	29	450
Cohu, Inc.	28	450
Nanometrics, Inc.*	16	437
Axcelis Technologies, Inc.*	23	409
Unisys Corp.*	35	407
Engility Holdings, Inc.*	13	370
PlayAGS, Inc.*	15	345
Donnelley Financial Solutions, Inc.*	24	337
Carbon Black, Inc.*	25	335
CEVA, Inc.*	15	331
Upland Software, Inc.*	11	299
TTEC Holdings, Inc.	10	286
OneSpan, Inc.*	22	285
Mitek Systems, Inc.*	23	249
Veeco Instruments, Inc.*	33	245
QAD, Inc. — Class A	6	236
Ultra Clean Holdings, Inc.*	27	229
Model N, Inc.*	17	225
KeyW Holding Corp.*	33	221
MobileIron, Inc.*	43	197
Presidio, Inc.	15	196
Digi International, Inc.*	19	192
American Software, Inc. — Class A	18	188
ConvergeOne Holdings, Inc.	15	186
SMART Global Holdings, Inc.*	6	178
Tenable Holdings, Inc.*	8	177
Computer Programs & Systems, Inc.	7	176
PAR Technology Corp.*	8	174
Immersion Corp.*	18	161
PDF Solutions, Inc.*	19	160
Impinj, Inc.*	11	160
Simulations Plus, Inc.	8	159
Agilysys, Inc.*	11	158
Brightcove, Inc.*	22	155
Alpha & Omega Semiconductor Ltd.*	14	143
SVMK, Inc.*	11	135
Diebold Nixdorf, Inc.	54	134
Amber Road, Inc.*	16	132
Aquantia Corp.*	15	132
Exela Technologies, Inc.*	33	128
Domo, Inc. — Class B*	6	118
USA Technologies, Inc.*	30	117
Castlight Health, Inc. — Class B*	53	115
AXT, Inc.*	26	113
InnerWorkings, Inc.*	30	112
SecureWorks Corp. — Class A*	6	101
Avid Technology, Inc.*	19	90
Telenav, Inc.*	22	89
Information Services Group, Inc.*	21	89
Vuzix Corp.*	17	82
eGain Corp.*	12	79
ACM Research, Inc. — Class A*	5	54
Park City Group, Inc.*	8	48
Kopin Corp.*	42	42
Adesto Technologies Corp.*	9	40
Maxwell Technologies, Inc.*	17	35
Majesco*	4	28
Rimini Street, Inc.*	5	26
Asure Software, Inc.*	5	25
Remark Holdings, Inc.*	14	17
Veritone, Inc.*	3	11
NantHealth, Inc.*	14	8
Total Technology		123,183
Communications - 0.4%
Etsy, Inc.*	82	3,901
Ciena Corp.*	99	3,357
Nexstar Media Group, Inc. — Class A	31	2,438
ViaSat, Inc.*	39	2,299
World Wrestling Entertainment, Inc. — Class A	30	2,242
Trade Desk, Inc. — Class A*	19	2,205
New York Times Co. — Class A	92	2,051
Yelp, Inc. — Class A*	57	1,994
Stamps.com, Inc.*	12	1,868
Finisar Corp.*	82	1,771
TEGNA, Inc.	152	1,652

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Communications - 0.4% (continued)
Viavi Solutions, Inc.*	160	$1,608
InterDigital, Inc.	24	1,594
Zscaler, Inc.*	39	1,529
Liberty Expedia Holdings, Inc. — Class A*	38	1,486
Shenandoah Telecommunications Co.	33	1,460
Meredith Corp.	28	1,454
Pandora Media, Inc.*	175	1,416
Vonage Holdings Corp.*	155	1,353
Imperva, Inc.*	24	1,337
Cogent Communications Holdings, Inc.	29	1,311
Iridium Communications, Inc.*	67	1,236
Sinclair Broadcast Group, Inc. — Class A	46	1,212
Q2 Holdings, Inc.*	24	1,189
Cargurus, Inc.*	35	1,181
Liberty Latin America Ltd. — Class C*	80	1,166
NETGEAR, Inc.*	22	1,145
8x8, Inc.*	60	1,082
Cars.com, Inc.*	49	1,053
MSG Networks, Inc. — Class A*	42	990
Groupon, Inc. — Class A*	304	973
Shutterfly, Inc.*	22	886
Gray Television, Inc.*	56	825
Intelsat S.A.*	38	813
Scholastic Corp.	19	765
Plantronics, Inc.	23	761
Acacia Communications, Inc.*	19	722
GTT Communications, Inc.*	30	710
Gannett Company, Inc.	80	682
Houghton Mifflin Harcourt Co.*	73	647
ePlus, Inc.*	9	641
Liberty Media Corporation - Liberty Braves — Class C*	25	622
Quotient Technology, Inc.*	56	598
Boingo Wireless, Inc.*	29	596
TrueCar, Inc.*	63	571
NIC, Inc.	45	562
Entercom Communications Corp. — Class A	90	514
Perficient, Inc.*	23	512
EW Scripps Co. — Class A	32	503
ATN International, Inc.	7	501
New Media Investment Group, Inc.	42	486
Consolidated Communications Holdings, Inc.	49	484
Maxar Technologies Ltd.	40	478
QuinStreet, Inc.*	29	471
Shutterstock, Inc.	13	468
Extreme Networks, Inc.*	76	464
Liberty Latin America Ltd. — Class A*	31	449
HealthStream, Inc.	18	435
ORBCOMM, Inc.*	51	421
Tucows, Inc. — Class A*	7	420
Infinera Corp.*	105	419
ADTRAN, Inc.	34	365
Loral Space & Communications, Inc.*	9	335
Endurance International Group Holdings, Inc.*	49	326
Quantenna Communications, Inc.*	22	316
CalAmp Corp.*	24	312
Anaplan, Inc.*	11	292
Harmonic, Inc.*	58	274
NII Holdings, Inc.*	62	273
Calix, Inc.*	28	273
pdvWireless, Inc.*	7	262
Cincinnati Bell, Inc.*	32	249
Casa Systems, Inc.*	18	236
1-800-Flowers.com, Inc. — Class A*	19	232
Meet Group, Inc.*	49	227
Zix Corp.*	37	212
ChannelAdvisor Corp.*	18	204
A10 Networks, Inc.*	30	187
Limelight Networks, Inc.*	76	178
Liberty Media Corporation-Liberty Braves — Class A*	7	175
Frontier Communications Corp.*,1	73	174
Spok Holdings, Inc.	13	172
TechTarget, Inc.*	14	171
Ooma, Inc.*	12	167
Ribbon Communications, Inc.*	33	159
Central European Media Enterprises Ltd. — Class A*	57	158
Hemisphere Media Group, Inc.*	13	158
NeoPhotonics Corp.*	24	156
WideOpenWest, Inc.*	21	150
Upwork, Inc.*,1	8	145
Tribune Publishing Co.*	12	136
Overstock.com, Inc.*,1	10	136
Clear Channel Outdoor Holdings, Inc. — Class A*	26	135
Entravision Communications Corp. — Class A	45	131
RigNet, Inc.*	10	126
Gogo, Inc.*	41	123
KVH Industries, Inc.*	11	113
Liquidity Services, Inc.*	18	111
MDC Partners, Inc. — Class A*	39	102
Saga Communications, Inc. — Class A	3	100
Lands' End, Inc.*	7	99
LiveXLive Media, Inc.*	19	94
Boston Omaha Corp. — Class A*	4	93
Telaria, Inc.*	31	85
Clearfield, Inc.*	8	79
VirnetX Holding Corp.*	32	77
HC2 Holdings, Inc.*	29	77
Leaf Group Ltd.*	11	75
Fluent, Inc.*	20	72
Aerohive Networks, Inc.*	21	69
Windstream Holdings, Inc.*	29	61
Preformed Line Products Co.	1	54
DASAN Zhone Solutions, Inc.*	3	42

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Communications - 0.4% (continued)
Internap Corp.*	8	$33
Cardlytics, Inc.*	3	32
Travelzoo*	3	29
Value Line, Inc.	1	26
Fusion Connect, Inc.*	13	22
Beasley Broadcast Group, Inc. — Class A	3	11
Total Communications		77,860
Utilities - 0.2%
IDACORP, Inc.	34	3,164
ONE Gas, Inc.	36	2,866
Portland General Electric Co.	61	2,797
New Jersey Resources Corp.	59	2,695
ALLETE, Inc.	35	2,668
Spire, Inc.	35	2,593
Southwest Gas Holdings, Inc.	33	2,524
Black Hills Corp.	38	2,385
PNM Resources, Inc.	56	2,301
NorthWestern Corp.	36	2,140
Avista Corp.	46	1,954
American States Water Co.	26	1,743
South Jersey Industries, Inc.	60	1,668
California Water Service Group	34	1,620
MGE Energy, Inc.	25	1,499
Ormat Technologies, Inc.	28	1,464
El Paso Electric Co.	28	1,404
Otter Tail Corp.	28	1,390
Northwest Natural Holding Co.	20	1,209
Chesapeake Utilities Corp.	11	894
Clearway Energy, Inc. — Class C	47	811
SJW Group	12	667
Middlesex Water Co.	11	587
Connecticut Water Service, Inc.	8	535
Unitil Corp.	10	506
Clearway Energy, Inc. — Class A	24	406
York Water Co.	9	289
Ameresco, Inc. — Class A*	13	183
Artesian Resources Corp. — Class A	5	174
Atlantic Power Corp.*	76	165
RGC Resources, Inc.	5	150
PICO Holdings, Inc.*	14	128
Consolidated Water Company Ltd.	10	117
Spark Energy, Inc. — Class A	7	52
Global Water Resources, Inc.	5	51
Total Utilities		45,799
Energy - 0.2%
Delek US Holdings, Inc.	55	1,788
Peabody Energy Corp.	55	1,677
Murphy USA, Inc.*	21	1,609
Southwestern Energy Co.*	414	1,412
PDC Energy, Inc.*	47	1,399
Matador Resources Co.*	74	1,149
Pattern Energy Group, Inc. — Class A	57	1,061
Oasis Petroleum, Inc.*	189	1,045
Callon Petroleum Co.*	160	1,038
Arch Coal, Inc. — Class A	11	913
NOW, Inc.*	76	885
Oceaneering International, Inc.*	69	835
McDermott International, Inc.*	126	824
Gulfport Energy Corp.*	123	806
SRC Energy, Inc.*	170	799
SemGroup Corp. — Class A	56	772
Rowan Companies plc — Class A*	90	755
Sunrun, Inc.*	68	741
Warrior Met Coal, Inc.	30	723
MRC Global, Inc.*	59	722
Dril-Quip, Inc.*	24	721
Carrizo Oil & Gas, Inc.*	61	689
Renewable Energy Group, Inc.*	26	668
Archrock, Inc.	89	667
CONSOL Energy, Inc.*	20	634
ProPetro Holding Corp.*	50	616
C&J Energy Services, Inc.*	45	608
Oil States International, Inc.*	42	600
TerraForm Power, Inc. — Class A	51	572
US Silica Holdings, Inc.	55	560
California Resources Corp.*	32	545
Helix Energy Solutions Group, Inc.*	99	536
Unit Corp.*	37	528
Denbury Resources, Inc.*	291	498
Penn Virginia Corp.*	9	487
Thermon Group Holdings, Inc.*	23	466
Noble Corporation plc*	173	453
SEACOR Holdings, Inc.*	12	444
Resolute Energy Corp.*	15	435
Diamond Offshore Drilling, Inc.*	46	434
Newpark Resources, Inc.*	62	426
Jagged Peak Energy, Inc.*	45	410
Exterran Corp.*	23	407
Laredo Petroleum, Inc.*	109	395
SunCoke Energy, Inc.*	46	393
Liberty Oilfield Services, Inc. — Class A	30	389
Green Plains, Inc.	28	367
Superior Energy Services, Inc.*	108	362
Tellurian, Inc.*	51	354
DMC Global, Inc.	10	351
Matrix Service Co.*	19	341
KLX Energy Services Holdings, Inc.*	14	328
Par Pacific Holdings, Inc.*	22	312
Northern Oil and Gas, Inc.*	137	310
Keane Group, Inc.*	36	294
Enphase Energy, Inc.*,1	61	289
FutureFuel Corp.	18	285
REX American Resources Corp.*	4	272
Bonanza Creek Energy, Inc.*	13	269
WildHorse Resource Development Corp.*	19	268
W&T Offshore, Inc.*	65	268
Frank's International N.V.*	51	266
TPI Composites, Inc.*	10	246
CVR Energy, Inc.	7	241
Forum Energy Technologies, Inc.*	57	235
Talos Energy, Inc.*	14	228
Nine Energy Service, Inc.*	10	225

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Energy - 0.2% (continued)
Ring Energy, Inc.*	40	$203
Select Energy Services, Inc. — Class A*	32	202
Solaris Oilfield Infrastructure, Inc. — Class A	16	193
HighPoint Resources Corp.*	76	189
Plug Power, Inc.*	150	186
Panhandle Oil and Gas, Inc. — Class A	11	171
SandRidge Energy, Inc.*	22	167
Clean Energy Fuels Corp.*	96	165
Halcon Resources Corp.*	94	160
TETRA Technologies, Inc.*	86	144
Advanced Emissions Solutions, Inc.	13	137
Natural Gas Services Group, Inc.*	8	132
Evolution Petroleum Corp.	18	123
Era Group, Inc.*	14	122
Abraxas Petroleum Corp.*	112	122
Isramco, Inc.*	1	119
SilverBow Resources, Inc.*	5	118
Trecora Resources*	15	117
Mammoth Energy Services, Inc.	5	90
FTS International, Inc.*	12	85
Ultra Petroleum Corp.*	112	85
Vivint Solar, Inc.*	20	76
Midstates Petroleum Company, Inc.*	10	75
Berry Petroleum Corp.	8	70
NACCO Industries, Inc. — Class A	2	68
Goodrich Petroleum Corp.*	5	68
Pioneer Energy Services Corp.*	54	66
Eclipse Resources Corp.*	62	65
Alta Mesa Resources, Inc. — Class A*	59	59
Earthstone Energy, Inc. — Class A*	13	59
Hallador Energy Co.	11	56
Bristow Group, Inc.*,1	22	53
Dawson Geophysical Co.*	15	51
Basic Energy Services, Inc.*	13	50
CARBO Ceramics, Inc.*	14	49
Flotek Industries, Inc.*	39	43
Lilis Energy, Inc.*	31	42
Amyris, Inc.*,1	12	40
Adams Resources & Energy, Inc.	1	39
Independence Contract Drilling, Inc.*	12	37
ION Geophysical Corp.*	7	36
NCS Multistage Holdings, Inc.*	7	36
Smart Sand, Inc.*	16	36
Approach Resources, Inc.*	29	25
Profire Energy, Inc.*	17	25
FuelCell Energy, Inc.*	41	23
NextDecade Corp.*	4	21
Ramaco Resources, Inc.*	4	20
Cloud Peak Energy, Inc.*	52	19
EP Energy Corp. — Class A*	23	16
Zion Oil & Gas, Inc.*	37	15
PHI, Inc.*	8	15
Key Energy Services, Inc.*	7	14
Quintana Energy Services, Inc.*	4	14
Sanchez Energy Corp.*	50	14
Nuverra Environmental Solutions, Inc.*	1	8
Transocean Ltd.*	1	5
Total Energy		45,083
Basic Materials - 0.2%
Ingevity Corp.*	30	2,511
Allegheny Technologies, Inc.*	88	1,916
Balchem Corp.	23	1,802
Sensient Technologies Corp.	30	1,676
Cleveland-Cliffs, Inc.	209	1,607
PolyOne Corp.	56	1,602
Quaker Chemical Corp.	9	1,599
HB Fuller Co.	36	1,536
Commercial Metals Co.	82	1,314
Rogers Corp.*	13	1,288
Minerals Technologies, Inc.	25	1,284
GCP Applied Technologies, Inc.*	51	1,252
Carpenter Technology Corp.	33	1,175
Innospec, Inc.	17	1,050
Stepan Co.	14	1,036
Compass Minerals International, Inc.	24	1,000
Kaiser Aluminum Corp.	11	982
Ferro Corp.*	58	909
Tahoe Resources, Inc.*	218	796
Hecla Mining Co.	313	739
Neenah, Inc.	12	707
Materion Corp.	14	630
Codexis, Inc.*	36	601
Coeur Mining, Inc.*	130	581
Schweitzer-Mauduit International, Inc.	22	551
Verso Corp. — Class A*	24	538
Tronox Ltd. — Class A	66	513
AdvanSix, Inc.*	21	511
AK Steel Holding Corp.*	221	497
Kraton Corp.*	22	480
Schnitzer Steel Industries, Inc. — Class A	18	388
PQ Group Holdings, Inc.*	26	385
Rayonier Advanced Materials, Inc.	36	383
Innophos Holdings, Inc.	14	343
PH Glatfelter Co.	31	303
American Vanguard Corp.	19	289
Clearwater Paper Corp.*	11	268
Century Aluminum Co.*	35	256
Hawkins, Inc.	6	246
Koppers Holdings, Inc.*	14	239
OMNOVA Solutions, Inc.*	31	227
Landec Corp.*	19	225
Livent Corp.*	14	193
Kronos Worldwide, Inc.	16	184
Intrepid Potash, Inc.*	67	174
Gold Resource Corp.	37	148
Energy Fuels, Inc.*	40	114

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 6.4% (continued)
Basic Materials - 0.2% (continued)
Uranium Energy Corp.*	79	$99
AgroFresh Solutions, Inc.*	22	83
Oil-Dri Corporation of America	3	80
Covia Holdings Corp.*	22	75
United States Lime & Minerals, Inc.	1	71
Ryerson Holding Corp.*	11	70
Universal Stainless & Alloy Products, Inc.*	4	65
Marrone Bio Innovations, Inc.*	38	56
Shiloh Industries, Inc.*	9	52
Valhi, Inc.	18	35
Total Basic Materials		37,734
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	21	363
Total Common Stocks
(Cost $1,200,491)		1,227,939

WARRANTS†† - 0.0%
Imperial Holdings, Inc.*
$10.75, 10/06/19	18	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
A Schulman, Inc.*,2	179	–
Tobira Therapeutics, Inc.*,2	80	–
Omthera Pharmaceuticals, Inc.*,2	110	–
Nexstar Media Group, Inc.*,2	852	–
Total Rights
(Cost $–)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 62.3%
Federal Home Loan Bank[3]
2.45% due 09/13/22[5]	$5,500,000	5,504,021
2.25% due 10/26/22[5]	4,500,000	4,499,599
2.53% due 09/20/19[5]	2,000,000	1,999,228
Total Federal Agency Notes
(Cost $11,996,954)		12,002,848

FEDERAL AGENCY DISCOUNT NOTES†† - 13.0%
Federal Home Loan Bank
2.15% due 01/02/19[3,4]	2,500,000	2,499,851
Total Federal Agency Discount Notes
(Cost $2,499,851)		2,499,851

U.S. TREASURY BILLS†† - 12.3%
U.S. Treasury Bills
2.35% due 03/14/19[4,6]	1,659,000	1,651,201
2.31% due 03/14/19[4,6]	400,000	398,119
2.21% due 01/08/19[4,7]	326,000	325,878
Total U.S. Treasury Bills
(Cost $2,375,099)		2,375,198

REPURCHASE AGREEMENTS††,8 - 26.2%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[6]	2,974,507	2,974,507
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[6]	1,237,012	1,237,012
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[6]	824,675	824,675
Total Repurchase Agreements
(Cost $5,036,194)		5,036,194

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[10]	1,778	1,778
Total Securities Lending Collateral
(Cost $1,778)		1,778
Total Investments - 120.2%
(Cost $23,110,367)		$23,143,808
Other Assets & Liabilities, net - (20.2)%		(3,894,144)
Total Net Assets - 100.0%		$19,249,664

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	35	Mar 2019	$2,361,800	$46,885

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.27%	At Maturity	01/28/19	9,422	$12,706,671	$190,017
BNP Paribas	Russell 2000 Index	2.52%	At Maturity	01/29/19	11,121	14,996,807	186,181
Barclays Bank plc	Russell 2000 Index	2.42%	At Maturity	01/31/19	5,651	7,620,330	94,605
						$35,323,808	$470,803

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[7]	All or a portion of this security is pledged as futures collateral at December 31, 2018.
[8]	Repurchase Agreements — See Note 4.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7-day yield as of December 31, 2018.

plc	— Public Limited Company
REIT	— Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,227,939	$—		$—		$1,227,939
Warrants	—	—	*	—		—
Rights	—	—		—	*	—
Federal Agency Notes	—	12,002,848		—		12,002,848
Federal Agency Discount Notes	—	2,499,851		—		2,499,851
U.S. Treasury Bills	—	2,375,198		—		2,375,198
Repurchase Agreements	—	5,036,194		—		5,036,194
Securities Lending Collateral	1,778	—		—		1,778
Equity Futures Contracts**	46,885	—		—		46,885
Equity Index Swap Agreements**	—	470,803		—		470,803
Total Assets	$1,276,602	$22,384,894		$—		$23,661,496

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.45% due 09/13/22	2.70%	03/14/19	2.95% - 5.95%	06/14/19 - 06/14/22
Federal Home Loan Bank, 2.53% due 09/20/19	2.78%	03/21/19	3.03%	06/21/19
Federal Home Loan Bank, 2.25% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 07/27/22

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.1%
Consumer, Non-cyclical - 15.6%
Johnson & Johnson	11,982	$1,546,277
Pfizer, Inc.	25,825	1,127,261
UnitedHealth Group, Inc.	4,298	1,070,718
Procter & Gamble Co.	11,131	1,023,162
Merck & Company, Inc.	11,617	887,655
Coca-Cola Co.	17,115	810,395
PepsiCo, Inc.	6,306	696,687
AbbVie, Inc.	6,720	619,517
Abbott Laboratories	7,847	567,574
Amgen, Inc.	2,847	554,225
Medtronic plc	6,000	545,760
Eli Lilly & Co.	4,212	487,413
Philip Morris International, Inc.	6,945	463,648
PayPal Holdings, Inc.*	5,264	442,650
Altria Group, Inc.	8,395	414,629
Thermo Fisher Scientific, Inc.	1,799	402,598
Bristol-Myers Squibb Co.	7,292	379,038
CVS Health Corp.	5,777	378,526
Gilead Sciences, Inc.	5,779	361,476
Cigna Corp.	1,701	323,134
Anthem, Inc.	1,156	303,600
Danaher Corp.	2,756	284,199
Biogen, Inc.*	900	270,828
Becton Dickinson and Co.	1,198	269,933
Mondelez International, Inc. — Class A	6,495	259,995
Automatic Data Processing, Inc.	1,956	256,471
Intuitive Surgical, Inc.*	510	244,249
Colgate-Palmolive Co.	3,875	230,640
Boston Scientific Corp.*	6,182	218,472
Stryker Corp.	1,388	217,569
Celgene Corp.*	3,124	200,217
Illumina, Inc.*	657	197,054
S&P Global, Inc.	1,121	190,503
Allergan plc	1,416	189,263
Vertex Pharmaceuticals, Inc.*	1,142	189,241
Zoetis, Inc.	2,146	183,569
Kimberly-Clark Corp.	1,547	176,265
Humana, Inc.	613	175,612
Ecolab, Inc.	1,136	167,389
HCA Healthcare, Inc.	1,199	149,216
Baxter International, Inc.	2,211	145,528
Edwards Lifesciences Corp.*	934	143,061
Sysco Corp.	2,136	133,842
Regeneron Pharmaceuticals, Inc.*	347	129,605
Estee Lauder Companies, Inc. — Class A	982	127,758
Kraft Heinz Co.	2,778	119,565
Constellation Brands, Inc. — Class A	742	119,329
Centene Corp.*	917	105,730
Moody's Corp.	745	104,330
General Mills, Inc.	2,664	103,736
Archer-Daniels-Midland Co.	2,505	102,630
Kroger Co.	3,565	98,038
Alexion Pharmaceuticals, Inc.*	997	97,068
McKesson Corp.	873	96,440
Zimmer Biomet Holdings, Inc.	911	94,489
Clorox Co.	570	87,860
Monster Beverage Corp.*	1,779	87,562
IQVIA Holdings, Inc.*	708	82,248
Verisk Analytics, Inc. — Class A*	735	80,144
IHS Markit Ltd.*	1,602	76,848
McCormick & Company, Inc.	544	75,747
FleetCor Technologies, Inc.*	396	73,545
Global Payments, Inc.	707	72,913
ResMed, Inc.	637	72,535
Church & Dwight Company, Inc.	1,100	72,336
IDEXX Laboratories, Inc.*	385	71,618
Tyson Foods, Inc. — Class A	1,318	70,381
Align Technology, Inc.*	325	68,065
Hershey Co.	627	67,202
ABIOMED, Inc.*	201	65,333
Cintas Corp.	387	65,012
Kellogg Co.	1,132	64,535
Mylan N.V.*	2,304	63,130
Total System Services, Inc.	750	60,967
Cardinal Health, Inc.	1,331	59,363
Laboratory Corporation of America Holdings*	451	56,989
Cooper Companies, Inc.	220	55,990
Henry Schein, Inc.*	681	53,472
WellCare Health Plans, Inc.*	223	52,648
AmerisourceBergen Corp. — Class A	701	52,154
Hormel Foods Corp.	1,218	51,984
Gartner, Inc.*	406	51,903
Quest Diagnostics, Inc.	608	50,628
Equifax, Inc.	539	50,197
Incyte Corp.*	789	50,173
Hologic, Inc.*	1,204	49,484
Lamb Weston Holdings, Inc.	654	48,108
JM Smucker Co.	508	47,493
Molson Coors Brewing Co. — Class B	837	47,006
Conagra Brands, Inc.	2,170	46,351
Varian Medical Systems, Inc.*	407	46,117
Universal Health Services, Inc. — Class B	381	44,409
United Rentals, Inc.*	362	37,116
Nielsen Holdings plc	1,586	37,001
Dentsply Sirona, Inc.	994	36,987
Brown-Forman Corp. — Class B	743	35,352
Avery Dennison Corp.	387	34,764
Western Union Co.	1,978	33,745
Robert Half International, Inc.	543	31,060
DaVita, Inc.*	564	29,024
Campbell Soup Co.	861	28,404
Nektar Therapeutics*	773	25,408
Rollins, Inc.	658	23,754
H&R Block, Inc.	918	23,290
Perrigo Company plc	558	21,622
Quanta Services, Inc.	652	19,625
Coty, Inc. — Class A	2,013	13,205
Total Consumer, Non-cyclical		21,920,584
Financial - 12.0%
Berkshire Hathaway, Inc. — Class B*	8,691	1,774,528
JPMorgan Chase & Co.	14,857	1,450,340

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Financial - 12.0% (continued)
Visa, Inc. — Class A	7,851	$1,035,861
Bank of America Corp.	40,777	1,004,745
Wells Fargo & Co.	18,927	872,156
Mastercard, Inc. — Class A	4,059	765,730
Citigroup, Inc.	10,910	567,975
American Tower Corp. — Class A REIT	1,968	311,318
U.S. Bancorp	6,787	310,166
CME Group, Inc. — Class A	1,598	300,616
American Express Co.	3,130	298,352
Chubb Ltd.	2,059	265,982
Goldman Sachs Group, Inc.	1,545	258,092
PNC Financial Services Group, Inc.	2,061	240,952
Simon Property Group, Inc. REIT	1,382	232,162
Morgan Stanley	5,841	231,596
Charles Schwab Corp.	5,370	223,016
BlackRock, Inc. — Class A	543	213,301
Crown Castle International Corp. REIT	1,853	201,291
Intercontinental Exchange, Inc.	2,545	191,715
Bank of New York Mellon Corp.	4,064	191,292
MetLife, Inc.	4,409	181,034
Marsh & McLennan Companies, Inc.	2,250	179,437
Prologis, Inc. REIT	2,812	165,121
Capital One Financial Corp.	2,116	159,948
Progressive Corp.	2,605	157,160
Aon plc	1,076	156,407
American International Group, Inc.	3,952	155,748
Aflac, Inc.	3,401	154,950
Prudential Financial, Inc.	1,845	150,460
BB&T Corp.	3,443	149,151
Travelers Companies, Inc.	1,183	141,664
Public Storage REIT	670	135,615
Allstate Corp.	1,539	127,168
Equinix, Inc. REIT	359	126,569
Welltower, Inc. REIT	1,678	116,470
Equity Residential REIT	1,646	108,653
AvalonBay Communities, Inc. REIT	618	107,563
State Street Corp.	1,696	106,967
SunTrust Banks, Inc.	2,007	101,233
T. Rowe Price Group, Inc.	1,075	99,244
Digital Realty Trust, Inc. REIT	922	98,239
Ventas, Inc. REIT	1,593	93,334
M&T Bank Corp.	627	89,742
Discover Financial Services	1,501	88,529
Willis Towers Watson plc	581	88,231
Realty Income Corp. REIT	1,318	83,087
Northern Trust Corp.	989	82,670
SBA Communications Corp. REIT*	506	81,916
Boston Properties, Inc. REIT	690	77,660
Weyerhaeuser Co. REIT	3,347	73,165
Essex Property Trust, Inc. REIT	295	72,337
Hartford Financial Services Group, Inc.	1,603	71,253
Synchrony Financial	2,954	69,301
Fifth Third Bancorp	2,929	68,919
KeyCorp	4,622	68,313
Ameriprise Financial, Inc.	623	65,023
First Republic Bank	731	63,524
Citizens Financial Group, Inc.	2,090	62,136
Regions Financial Corp.	4,619	61,802
Arthur J Gallagher & Co.	820	60,434
HCP, Inc. REIT	2,133	59,575
CBRE Group, Inc. — Class A*	1,416	56,697
Huntington Bancshares, Inc.	4,742	56,525
Loews Corp.	1,235	56,217
Alexandria Real Estate Equities, Inc. REIT	480	55,315
Host Hotels & Resorts, Inc. REIT	3,315	55,261
Cincinnati Financial Corp.	676	52,336
Principal Financial Group, Inc.	1,176	51,944
Extra Space Storage, Inc. REIT	565	51,121
E*TRADE Financial Corp.	1,136	49,848
Comerica, Inc.	722	49,594
Cboe Global Markets, Inc.	501	49,013
Lincoln National Corp.	954	48,950
UDR, Inc. REIT	1,231	48,772
Mid-America Apartment Communities, Inc. REIT	509	48,711
Vornado Realty Trust REIT	774	48,011
SVB Financial Group*	238	45,201
Regency Centers Corp. REIT	757	44,421
Raymond James Financial, Inc.	576	42,860
Nasdaq, Inc.	513	41,845
Duke Realty Corp. REIT	1,601	41,466
Iron Mountain, Inc. REIT	1,279	41,452
Everest Re Group Ltd.	182	39,632
Franklin Resources, Inc.	1,330	39,448
Federal Realty Investment Trust REIT	330	38,953
Zions Bancorp North America	859	34,996
Torchmark Corp.	458	34,135
Alliance Data Systems Corp.	209	31,367
Invesco Ltd.	1,838	30,768
Apartment Investment & Management Co. — Class A REIT	695	30,497
SL Green Realty Corp. REIT	381	30,130
Unum Group	977	28,704
Kimco Realty Corp. REIT	1,883	27,586
People's United Financial, Inc.	1,686	24,329
Affiliated Managers Group, Inc.	235	22,898
Jefferies Financial Group, Inc.	1,256	21,804
Assurant, Inc.	233	20,839
Macerich Co. REIT	473	20,471
Brighthouse Financial, Inc.*	530	16,154
Total Financial		16,829,209
Technology - 10.6%
Microsoft Corp.	34,530	3,507,212
Apple, Inc.	20,140	3,176,884
Intel Corp.	20,390	956,903
Oracle Corp.	11,388	514,168
Adobe, Inc.*	2,181	493,429
Broadcom, Inc.	1,847	469,655
salesforce.com, Inc.*	3,418	468,163
International Business Machines Corp.	4,060	461,500

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Technology - 10.6% (continued)
Texas Instruments, Inc.	4,291	$405,500
Accenture plc — Class A	2,848	401,596
NVIDIA Corp.	2,725	363,788
QUALCOMM, Inc.	5,415	308,168
Intuit, Inc.	1,159	228,149
Cognizant Technology Solutions Corp. — Class A	2,587	164,223
Micron Technology, Inc.*	5,004	158,777
Activision Blizzard, Inc.	3,409	158,757
Fidelity National Information Services, Inc.	1,463	150,031
HP, Inc.	7,070	144,652
Applied Materials, Inc.	4,392	143,794
Analog Devices, Inc.	1,654	141,963
Red Hat, Inc.*	790	138,756
Fiserv, Inc.*	1,780	130,812
Autodesk, Inc.*	978	125,781
Electronic Arts, Inc.*	1,350	106,529
Xilinx, Inc.	1,130	96,242
Lam Research Corp.	693	94,366
Paychex, Inc.	1,428	93,034
Hewlett Packard Enterprise Co.	6,357	83,976
Cerner Corp.*	1,472	77,192
Microchip Technology, Inc.	1,057	76,019
Advanced Micro Devices, Inc.*	3,929	72,529
NetApp, Inc.	1,125	67,129
DXC Technology Co.	1,251	66,516
Maxim Integrated Products, Inc.	1,238	62,952
KLA-Tencor Corp.	684	61,211
Citrix Systems, Inc.	572	58,607
MSCI, Inc. — Class A	393	57,940
Synopsys, Inc.*	667	56,188
Cadence Design Systems, Inc.*	1,260	54,785
ANSYS, Inc.*	373	53,317
Skyworks Solutions, Inc.	793	53,147
Take-Two Interactive Software, Inc.*	509	52,396
Broadridge Financial Solutions, Inc.	522	50,243
Western Digital Corp.	1,293	47,802
Fortinet, Inc.*	647	45,568
Seagate Technology plc	1,164	44,919
Akamai Technologies, Inc.*	728	44,466
Jack Henry & Associates, Inc.	345	43,649
Qorvo, Inc.*	558	33,887
Xerox Corp.	926	18,298
IPG Photonics Corp.*	160	18,126
Total Technology		14,903,694
Communications - 9.8%
Amazon.com, Inc.*	1,835	2,756,115
Alphabet, Inc. — Class C*	1,375	1,423,964
Facebook, Inc. — Class A*	10,733	1,406,989
Alphabet, Inc. — Class A*	1,336	1,396,066
Verizon Communications, Inc.	18,460	1,037,821
AT&T, Inc.	32,515	927,978
Cisco Systems, Inc.	20,086	870,327
Walt Disney Co.	6,651	729,282
Comcast Corp. — Class A	20,283	690,636
Netflix, Inc.*	1,948	521,402
Booking Holdings, Inc.*	207	356,541
Twenty-First Century Fox, Inc. — Class A	4,722	227,223
Charter Communications, Inc. — Class A*	787	224,272
eBay, Inc.*	4,043	113,487
Twenty-First Century Fox, Inc. — Class B	2,176	103,969
Twitter, Inc.*	3,231	92,859
Motorola Solutions, Inc.	731	84,094
Omnicom Group, Inc.	1,001	73,313
VeriSign, Inc.*	475	70,438
CBS Corp. — Class B	1,504	65,755
CenturyLink, Inc.	4,249	64,373
Expedia Group, Inc.	529	59,592
Symantec Corp.	2,854	53,926
Arista Networks, Inc.*	233	49,093
F5 Networks, Inc.*	271	43,910
Juniper Networks, Inc.	1,542	41,495
Viacom, Inc. — Class B	1,579	40,580
Discovery, Inc. — Class C*	1,609	37,136
Interpublic Group of Companies, Inc.	1,717	35,422
DISH Network Corp. — Class A*	1,024	25,569
TripAdvisor, Inc.*	457	24,650
News Corp. — Class A	1,721	19,533
Discovery, Inc. — Class A*,1	700	17,318
News Corp. — Class B	553	6,387
Total Communications		13,691,515
Industrial - 6.1%
Boeing Co.	2,359	760,778
3M Co.	2,601	495,595
Union Pacific Corp.	3,292	455,053
Honeywell International, Inc.	3,307	436,921
United Technologies Corp.	3,627	386,184
Caterpillar, Inc.	2,636	334,956
United Parcel Service, Inc. — Class B	3,106	302,928
General Electric Co.	38,860	294,170
Lockheed Martin Corp.	1,106	289,595
CSX Corp.	3,584	222,674
Deere & Co.	1,437	214,357
General Dynamics Corp.	1,244	195,569
Raytheon Co.	1,271	194,908
Northrop Grumman Corp.	776	190,043
Norfolk Southern Corp.	1,217	181,990
FedEx Corp.	1,083	174,720
Illinois Tool Works, Inc.	1,364	172,805
Emerson Electric Co.	2,797	167,121
Waste Management, Inc.	1,752	155,911
Eaton Corporation plc	1,936	132,926
Roper Technologies, Inc.	462	123,132
Johnson Controls International plc	4,128	122,395
TE Connectivity Ltd.	1,533	115,941
Amphenol Corp. — Class A	1,346	109,053
Corning, Inc.	3,576	108,031
Ingersoll-Rand plc	1,097	100,079
Agilent Technologies, Inc.	1,424	96,063
Fortive Corp.	1,313	88,837
Cummins, Inc.	660	88,203
Parker-Hannifin Corp.	591	88,142

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Industrial - 6.1% (continued)
Rockwell Automation, Inc.	539	$81,109
Stanley Black & Decker, Inc.	675	80,825
TransDigm Group, Inc.*	217	73,793
Harris Corp.	526	70,826
AMETEK, Inc.	1,037	70,205
Republic Services, Inc. — Class A	972	70,071
Ball Corp.	1,515	69,660
Waters Corp.*	338	63,763
Mettler-Toledo International, Inc.*	112	63,345
L3 Technologies, Inc.	352	61,128
Vulcan Materials Co.	590	58,292
Xylem, Inc.	803	53,576
Expeditors International of Washington, Inc.	771	52,498
Keysight Technologies, Inc.*	837	51,961
CH Robinson Worldwide, Inc.	614	51,631
Textron, Inc.	1,085	49,899
Martin Marietta Materials, Inc.	280	48,123
Dover Corp.	654	46,401
Kansas City Southern	454	43,334
WestRock Co.	1,133	42,782
Masco Corp.	1,365	39,913
PerkinElmer, Inc.	497	39,039
Huntington Ingalls Industries, Inc.	192	36,539
J.B. Hunt Transport Services, Inc.	390	36,286
Snap-on, Inc.	249	36,177
Packaging Corporation of America	422	35,220
Garmin Ltd.	540	34,193
Allegion plc	425	33,877
Arconic, Inc.	1,921	32,388
Jacobs Engineering Group, Inc.	534	31,218
AO Smith Corp.	643	27,456
Pentair plc	714	26,975
FLIR Systems, Inc.	618	26,908
Sealed Air Corp.	701	24,423
Fortune Brands Home & Security, Inc.	632	24,010
Flowserve Corp.	585	22,242
Fluor Corp.	628	20,221
Total Industrial		8,529,387
Consumer, Cyclical - 5.7%
Home Depot, Inc.	5,046	867,004
McDonald's Corp.	3,444	611,551
Walmart, Inc.	6,360	592,434
NIKE, Inc. — Class B	5,688	421,708
Costco Wholesale Corp.	1,958	398,864
Starbucks Corp.	5,542	356,905
Lowe's Companies, Inc.	3,587	331,295
TJX Companies, Inc.	5,529	247,368
Walgreens Boots Alliance, Inc.	3,592	245,441
General Motors Co.	5,864	196,151
Target Corp.	2,331	154,056
Delta Air Lines, Inc.	2,787	139,071
Ross Stores, Inc.	1,668	138,778
Marriott International, Inc. — Class A	1,265	137,328
Ford Motor Co.	17,455	133,531
Yum! Brands, Inc.	1,395	128,228
Dollar General Corp.	1,174	126,886
O'Reilly Automotive, Inc.*	358	123,270
Southwest Airlines Co.	2,261	105,091
VF Corp.	1,454	103,728
Dollar Tree, Inc.*	1,063	96,010
Hilton Worldwide Holdings, Inc.	1,325	95,135
AutoZone, Inc.*	113	94,732
PACCAR, Inc.	1,561	89,195
Carnival Corp.	1,789	88,198
United Continental Holdings, Inc.*	1,022	85,572
Royal Caribbean Cruises Ltd.	766	74,907
Aptiv plc	1,177	72,468
Fastenal Co.	1,282	67,036
Genuine Parts Co.	656	62,989
Ulta Beauty, Inc.*	252	61,700
American Airlines Group, Inc.	1,831	58,794
WW Grainger, Inc.	204	57,601
Best Buy Company, Inc.	1,046	55,396
Darden Restaurants, Inc.	554	55,323
MGM Resorts International	2,238	54,294
DR Horton, Inc.	1,530	53,030
Advance Auto Parts, Inc.	326	51,332
Lennar Corp. — Class A	1,307	51,169
Kohl's Corp.	738	48,959
CarMax, Inc.*	780	48,929
Chipotle Mexican Grill, Inc. — Class A*	109	47,065
Tractor Supply Co.	545	45,475
Copart, Inc.*	920	43,958
Tapestry, Inc.	1,295	43,706
Wynn Resorts Ltd.	437	43,224
Hasbro, Inc.	520	42,250
Norwegian Cruise Line Holdings Ltd.*	983	41,670
Macy's, Inc.	1,374	40,918
Tiffany & Co.	485	39,047
Newell Brands, Inc.	1,919	35,674
LKQ Corp.*	1,422	33,744
Alaska Air Group, Inc.	551	33,528
Mohawk Industries, Inc.*	282	32,983
BorgWarner, Inc.	930	32,308
PVH Corp.	338	31,417
Whirlpool Corp.	285	30,458
PulteGroup, Inc.	1,154	29,992
Foot Locker, Inc.	513	27,292
L Brands, Inc.	1,020	26,183
Michael Kors Holdings Ltd.*	671	25,444
Ralph Lauren Corp. — Class A	244	25,244
Harley-Davidson, Inc.	727	24,805
Gap, Inc.	954	24,575
Nordstrom, Inc.	508	23,678
Goodyear Tire & Rubber Co.	1,041	21,247
Leggett & Platt, Inc.	583	20,895
Hanesbrands, Inc.	1,612	20,199
Mattel, Inc.*,1	1,542	15,405
Under Armour, Inc. — Class A*	838	14,808
Under Armour, Inc. — Class C*	859	13,890
Total Consumer, Cyclical		7,912,539

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Energy - 3.6%
Exxon Mobil Corp.	18,915	$1,289,814
Chevron Corp.	8,537	928,740
ConocoPhillips	5,143	320,666
EOG Resources, Inc.	2,591	225,961
Schlumberger Ltd.	6,187	223,227
Occidental Petroleum Corp.	3,373	207,035
Marathon Petroleum Corp.	3,086	182,105
Phillips 66	1,895	163,254
Valero Energy Corp.	1,896	142,143
Kinder Morgan, Inc.	8,480	130,423
Williams Companies, Inc.	5,408	119,246
Halliburton Co.	3,914	104,034
Pioneer Natural Resources Co.	762	100,218
ONEOK, Inc.	1,838	99,160
Anadarko Petroleum Corp.	2,253	98,772
Concho Resources, Inc.*	895	91,997
Diamondback Energy, Inc.	689	63,870
Marathon Oil Corp.	3,714	53,259
Baker Hughes a GE Co.	2,294	49,321
Devon Energy Corp.	2,092	47,154
Hess Corp.	1,112	45,036
Apache Corp.	1,696	44,520
National Oilwell Varco, Inc.	1,713	44,024
Cabot Oil & Gas Corp. — Class A	1,926	43,046
Noble Energy, Inc.	2,144	40,221
TechnipFMC plc	1,901	37,221
HollyFrontier Corp.	712	36,397
Cimarex Energy Co.	427	26,325
Helmerich & Payne, Inc.	487	23,347
Newfield Exploration Co.*	895	13,121
Total Energy		4,993,657
Utilities - 2.2%
NextEra Energy, Inc.	2,135	371,106
Duke Energy Corp.	3,185	274,866
Dominion Energy, Inc.	2,933	209,592
Southern Co.	4,597	201,900
Exelon Corp.	4,320	194,832
American Electric Power Company, Inc.	2,203	164,652
Sempra Energy	1,223	132,316
Public Service Enterprise Group, Inc.	2,258	117,529
Xcel Energy, Inc.	2,296	113,124
Consolidated Edison, Inc.	1,392	106,432
WEC Energy Group, Inc.	1,410	97,657
Eversource Energy	1,416	92,097
PPL Corp.	3,218	91,166
DTE Energy Co.	813	89,674
Edison International	1,456	82,657
FirstEnergy Corp.	2,171	81,521
American Water Works Company, Inc.	807	73,251
Ameren Corp.	1,091	71,166
Entergy Corp.	809	69,631
Evergy, Inc.	1,177	66,818
CenterPoint Energy, Inc.	2,239	63,207
CMS Energy Corp.	1,266	62,857
PG&E Corp.*	2,317	55,029
NRG Energy, Inc.	1,295	51,282
Alliant Energy Corp.	1,054	44,531
AES Corp.	2,959	42,787
Pinnacle West Capital Corp.	501	42,685
NiSource, Inc.	1,623	41,143
SCANA Corp.	637	30,436
Total Utilities		3,135,944
Basic Materials - 1.5%
DowDuPont, Inc.	10,250	548,170
Linde plc	2,462	384,170
Air Products & Chemicals, Inc.	981	157,009
Sherwin-Williams Co.	368	144,793
LyondellBasell Industries N.V. — Class A	1,405	116,840
PPG Industries, Inc.	1,072	109,591
Newmont Mining Corp.	2,380	82,467
International Paper Co.	1,809	73,011
Nucor Corp.	1,403	72,690
Freeport-McMoRan, Inc.	6,474	66,747
International Flavors & Fragrances, Inc.	453	60,824
Celanese Corp. — Class A	598	53,802
Mosaic Co.	1,584	46,269
Eastman Chemical Co.	626	45,767
CF Industries Holdings, Inc.	1,031	44,859
FMC Corp.	602	44,524
Albemarle Corp.	474	36,531
Total Basic Materials		2,088,064
Total Common Stocks
(Cost $81,176,737)		94,004,593

	Face Amount
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
2.35% due 03/14/19[2,3]	$7,390,000	7,355,258
2.31% due 03/14/19[3]	3,500,000	3,483,546
2.21% due 01/08/19[3]	63,000	62,976
Total U.S. Treasury Bills
(Cost $10,901,475)		10,901,780

FEDERAL AGENCY NOTES†† - 3.6%
Federal Home Loan Bank[4]
2.62% (3 Month USD LIBOR - 0.20%, Rate Floor: 0.00%) due 06/28/19[5]	5,000,000	5,000,417
Total Federal Agency Notes
(Cost $5,000,930)		5,000,417

FEDERAL AGENCY DISCOUNT NOTES†† - 1.4%
Federal Home Loan Bank
0.82% due 01/02/19[3]	2,000,000	1,999,886
Total Federal Agency Discount Notes
(Cost $1,999,886)		1,999,886

REPURCHASE AGREEMENTS††,6 - 13.1%
JPMorgan Chase & Co. issued 12/31/18 at 2.95% due 01/02/19[2]	10,844,615	10,844,615
Barclays Capital issued 12/31/18 at 2.93% due 01/02/19[2]	4,509,965	4,509,965
Bank of America Merrill Lynch issued 12/31/18 at 2.95% due 01/02/19[2]	3,006,643	3,006,643
Total Repurchase Agreements
(Cost $18,361,223)		18,361,223

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	24,017	$24,017
Total Securities Lending Collateral
(Cost $24,017)		24,017
Total Investments - 93.0%
(Cost $117,464,268)		$130,291,916
Other Assets & Liabilities, net - 7.0%		9,805,042
Total Net Assets - 100.0%		$140,096,958

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	105	Mar 2019	$13,174,875	$8,578

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.92%	At Maturity	01/28/19	27,045	$67,797,233	$987,985
BNP Paribas	S&P 500 Index	2.97%	At Maturity	01/29/19	29,995	75,192,944	558,854
Barclays Bank plc	S&P 500 Index	2.87%	At Maturity	01/31/19	12,054	30,216,364	217,204
						$173,206,541	$1,764,043

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2018 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2018.

plc	─ Public Limited Company
REIT	─ Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,004,593	$—	$—	$94,004,593
U.S. Treasury Bills	—	10,901,780	—	10,901,780
Federal Agency Notes	—	5,000,417	—	5,000,417
Federal Agency Discount Notes	—	1,999,886	—	1,999,886
Repurchase Agreements	—	18,361,223	—	18,361,223
Securities Lending Collateral	24,017	—	—	24,017
Equity Futures Contracts**	8,578	—	—	8,578
Equity Index Swap Agreements**	—	1,764,043	—	1,764,043
Total Assets	$94,037,188	$38,027,349	$—	$132,064,537

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the "Funds").

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their net asset value (“NAV”).

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2018, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.95%			2.75%
Due 01/02/19	$36,936,200	$36,942,252	08/31/23	$36,934,000	$37,674,488

			U.S. Treasury Bill
			0.00%
			01/03/19	500	500
				36,934,500	37,674,988

Barclays Capital			U.S. Treasury Note
2.93%			2.50%
Due 01/02/19	15,360,706	15,363,208	05/15/24	15,657,400	15,667,997

Bank of America Merrill Lynch			U.S. Treasury Note
2.95%			2.00%
Due 01/02/19	10,240,472	10,242,150	05/31/24	10,749,500	10,445,325

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
S&P 500® 2x Strategy Fund	$23,127	$24,017
NASDAQ-100® 2x Strategy Fund	565,187	593,892
Russell 2000® 2x Strategy Fund	1,729	1,778

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$40,865,726	$4,331,071	$(1,080,218)	$3,250,853
Inverse Dow 2x Strategy Fund	18,613,028	6,762	(248,457)	(241,695)
Inverse NASDAQ-100® 2x Strategy Fund	24,998,093	43	(496,194)	(496,151)
Inverse Russell 2000® 2x Strategy Fund	23,526,567	1,866	(562,750)	(560,884)
Inverse S&P 500® 2x Strategy Fund	54,937,586	16,522	(1,056,697)	(1,040,175)
NASDAQ-100® 2x Strategy Fund	256,188,842	48,750,497	(3,147,355)	45,603,142
Russell 2000® 2x Strategy Fund	23,812,315	–	(150,819)	(150,819)
S&P 500® 2x Strategy Fund	131,241,715	4,273,956	(3,451,134)	822,822

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	March 1, 2019

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	March 1, 2019

*	Print the name and title of each signing officer under his or her signature.